UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2024

*This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
April 30, 2024
MFS®  Corporate Bond Fund
MFB-ANN

MFS® Corporate Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	78.5%
U.S. Treasury Securities	10.2%
High Yield Corporates	5.6%
Emerging Markets Bonds	4.6%
Non-U.S. Government Bonds	1.3%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	0.9%
Asset-Backed Securities	0.7%
Municipal Bonds	0.5%
Residential Mortgage-Backed Securities	0.4%
Composition including fixed income credit quality (a)(i)
AAA	3.3%
AA	3.2%
A	27.8%
BBB	51.5%
BB	5.6%
B	2.3%
C (o)	0.0%
U.S. Government	4.4%
Not Rated	5.8%
Cash & Cash Equivalents	1.9%
Other	(5.8)%
Portfolio facts
Average Duration (d)	6.6
Average Effective Maturity (m)	10.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Corporate Bond Fund (fund) provided a total return of 1.50%, at net asset value. This compares with a return of 0.76% for the fund’s benchmark, the Bloomberg U.S. Credit Index.
Market Environment
In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work is needed before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East caused trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have indicated their desire to begin cutting rates in the months ahead, although stickier-than-expected inflation could delay cuts in the US. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the reporting period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
Factors Affecting Performance
Relative to the Bloomberg U.S. Credit Index, the fund’s exposure to “BB” and “B” rated(r) securities, which are not held by the benchmark, and its underweight exposure to “AAA” rated bonds contributed to relative performance. From a sector perspective, favorable bond selection within “BBB” rated bonds, primarily across the banking, communications, and REITS sectors, also strengthened relative returns.
Conversely, the fund’s exposure to “AA” rated securities, most notably within the treasury sector, detracted from relative performance. An overweight exposure to the electric utility sector also hindered relative results.
The fund’s cash and/or cash equivalents position during the period was another detractor from relative performance.
Respectfully,
Portfolio Manager(s)
Alexander Mackey and John Mitchell
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the
3

Management Review - continued
lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 4/30/24
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
5

Performance Summary  - continued
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	5/08/1974	1.50%	0.88%	2.05%
B	9/07/1993	0.74%	0.14%	1.30%
C	1/03/1994	0.73%	0.12%	1.30%
I	1/02/1997	1.67%	1.11%	2.30%
R1	4/01/2005	0.65%	0.12%	1.30%
R2	10/31/2003	1.16%	0.63%	1.80%
R3	4/01/2005	1.42%	0.88%	2.05%
R4	4/01/2005	1.67%	1.13%	2.31%
R6	6/01/2012	1.76%	1.21%	2.40%
Comparative benchmark(s)
Bloomberg U.S. Credit Index (f)	0.76%	0.78%	2.11%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(2.81)%	0.01%	1.61%
B With CDSC (Declining over six years from 4% to 0%) (v)	(3.15)%	(0.20)%	1.30%
C With CDSC (1% for 12 months) (v)	(0.24)%	0.12%	1.30%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg U.S. Credit Index(a) – a market capitalization-weighted index that measures the performance of publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented.
6

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.76%	$1,000.00	$1,078.76	$3.93
	Hypothetical (h)	0.76%	$1,000.00	$1,021.08	$3.82
B	Actual	1.52%	$1,000.00	$1,074.89	$7.84
	Hypothetical (h)	1.52%	$1,000.00	$1,017.30	$7.62
C	Actual	1.52%	$1,000.00	$1,074.04	$7.84
	Hypothetical (h)	1.52%	$1,000.00	$1,017.30	$7.62
I	Actual	0.51%	$1,000.00	$1,079.23	$2.64
	Hypothetical (h)	0.51%	$1,000.00	$1,022.33	$2.56
R1	Actual	1.51%	$1,000.00	$1,073.99	$7.79
	Hypothetical (h)	1.51%	$1,000.00	$1,017.35	$7.57
R2	Actual	1.01%	$1,000.00	$1,076.48	$5.21
	Hypothetical (h)	1.01%	$1,000.00	$1,019.84	$5.07
R3	Actual	0.77%	$1,000.00	$1,077.81	$3.98
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87
R4	Actual	0.51%	$1,000.00	$1,079.13	$2.64
	Hypothetical (h)	0.51%	$1,000.00	$1,022.33	$2.56
R6	Actual	0.42%	$1,000.00	$1,079.73	$2.17
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
4/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.0%
Aerospace & Defense – 2.6%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,140,332
Boeing Co., 5.15%, 5/01/2030	15,298,000	14,468,699
Boeing Co., 6.388%, 5/01/2031 (n)(w)	6,580,000	6,609,558
Boeing Co., 5.805%, 5/01/2050	36,763,000	32,532,438
General Dynamics Corp., 3.625%, 4/01/2030	13,022,000	11,953,975
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	11,915,000	11,893,857
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	9,532,000	9,284,907
TransDigm, Inc., 6.875%, 12/15/2030 (n)	19,115,000	19,244,971
		$114,128,737
Apparel Manufacturers – 0.3%
Tapestry, Inc., 7%, 11/27/2026	$4,027,000	$4,104,021
Tapestry, Inc., 4.125%, 7/15/2027	2,710,000	2,554,040
Tapestry, Inc., 3.05%, 3/15/2032	5,674,000	4,506,681
		$11,164,742
Asset-Backed & Securitized – 3.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.126%, 11/15/2054 (i)	$111,783,707	$5,143,392
ACREC 2021-FL1 Ltd., “A”, FLR, 6.583% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	15,741,247	15,651,774
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.135% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	4,841,000	4,776,187
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	3,767,459	3,755,117
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.033% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	218,515	331,771
BDS 2021-FL7 Ltd., “B”, FLR, 6.933% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	4,505,000	4,422,450
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.374%, 7/15/2054 (i)	198,741,051	11,463,583
JPMorgan Chase Commercial Mortgage Securities Corp., 5.754%, 7/15/2042 (n)	23,552	20,572
KREF 2018-FT1 Ltd., “A”, FLR, 6.501% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	8,240,294	8,096,147
KREF 2018-FT1 Ltd., “AS”, FLR, 6.731% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	9,074,500	8,752,609
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	8,577,838	8,582,947
MF1 2022-FL8 Ltd., “A”, FLR, 6.669% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	12,662,588	12,568,834
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)	$5,605,563	$5,556,395
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	4,479,180	4,437,273
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	5,999,032	5,971,838
PFP III 2021-8 Ltd., “A”, FLR, 6.433% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	3,205,414	3,183,924
PFP III 2021-8 Ltd., “AS”, FLR, 6.683% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	17,557,000	17,087,965
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	8,318,977	8,347,740
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	2,234,203	2,231,599
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	5,527,000	5,483,013
		$135,865,130
Automotive – 1.4%
Cummins, Inc., 5.15%, 2/20/2034	$7,822,000	$7,679,139
Cummins, Inc., 5.45%, 2/20/2054	7,545,000	7,263,020
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	8,394,000	8,338,378
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	10,040,000	9,699,174
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	9,607,000	9,440,902
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	11,273,000	10,741,256
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	8,166,000	8,340,587
		$61,502,456
Broadcasting – 1.2%
Discovery Communications LLC, 4.125%, 5/15/2029	$7,049,000	$6,444,906
Discovery Communications LLC, 5.3%, 5/15/2049	7,539,000	5,931,027
Walt Disney Co., 3.5%, 5/13/2040	25,879,000	20,155,138
Walt Disney Co., 4.75%, 9/15/2044	2,217,000	1,969,843
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	7,196,064
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	9,967,000	8,585,440
		$50,282,418
Brokerage & Asset Managers – 1.5%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$13,327,000	$10,539,640
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	6,874,000	6,884,822
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	10,112,000	10,253,348
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	12,968,000	12,357,170
LPL Holdings, Inc., 6.75%, 11/17/2028	3,337,000	3,429,617
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	16,854,000	14,995,077
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	6,298,000	6,118,148
		$64,577,822
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.4%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/2031 (n)	$5,889,000	$6,049,970
Vulcan Materials Co., 3.5%, 6/01/2030	6,389,000	5,739,163
Vulcan Materials Co., 4.5%, 6/15/2047	7,860,000	6,439,033
		$18,228,166
Business Services – 0.7%
Fiserv, Inc., 2.25%, 6/01/2027	$11,840,000	$10,758,145
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	10,900,119
Visa, Inc., 3.65%, 9/15/2047	9,718,000	7,377,059
		$29,035,323
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$11,438,000	$8,744,201
Comcast Corp., 2.887%, 11/01/2051	22,816,000	13,798,429
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	16,866,000	16,506,362
Cox Communications, Inc., 4.5%, 6/30/2043 (n)	4,237,000	3,326,010
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	17,335,000	14,701,132
		$57,076,134
Chemicals – 0.4%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	$18,888,000	$17,561,845
Computer Software – 0.7%
Cisco Systems, Inc., 5.5%, 1/15/2040	$7,722,000	$7,690,649
Microsoft Corp., 2.525%, 6/01/2050	5,450,000	3,335,270
Microsoft Corp., 2.5%, 9/15/2050 (n)	14,610,000	8,772,181
Oracle Corp., 5.55%, 2/06/2053	10,951,000	10,064,500
		$29,862,600
Computer Software - Systems – 0.4%
Apple, Inc., 2.05%, 9/11/2026 (f)	$12,687,000	$11,815,332
Apple, Inc., 2.7%, 8/05/2051	6,683,000	4,118,167
		$15,933,499
Conglomerates – 1.8%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$12,831,000	$12,664,280
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	10,547,000	10,526,619
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	14,860,000	14,923,540
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	10,590,000	10,675,886
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,445,827
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	15,305,000	14,731,125
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	$8,326,000	$8,184,896
		$77,152,173
Consumer Products – 1.0%
Kenvue, Inc., 5%, 3/22/2030	$11,408,000	$11,270,197
Kenvue, Inc., 5.1%, 3/22/2043	10,021,000	9,454,810
Kenvue, Inc., 5.05%, 3/22/2053	9,133,000	8,433,423
Mattel, Inc., 3.75%, 4/01/2029 (n)	15,859,000	14,394,377
		$43,552,807
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$27,311,000	$27,155,116
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$20,675,000	$19,928,416
Electronics – 1.2%
Intel Corp., 5.7%, 2/10/2053	$17,168,000	$16,393,546
Lam Research Corp., 1.9%, 6/15/2030	3,948,000	3,257,086
Lam Research Corp., 4.875%, 3/15/2049	7,791,000	6,999,635
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	3,324,000	3,152,545
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	12,491,000	8,540,394
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	14,219,000	12,730,086
		$51,073,292
Emerging Market Quasi-Sovereign – 0.2%
Qatar Petroleum, 3.125%, 7/12/2041 (n)	$14,719,000	$10,510,720
Emerging Market Sovereign – 0.3%
United Mexican States, 6.338%, 5/04/2053	$15,650,000	$14,558,118
Energy - Independent – 2.5%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$6,440,000	$6,258,144
Diamondback Energy, Inc., 5.75%, 4/18/2054	12,093,000	11,544,688
EQT Corp., 5.7%, 4/01/2028	3,455,000	3,442,344
EQT Corp., 3.625%, 5/15/2031 (n)	11,873,000	10,270,088
Occidental Petroleum Corp., 6.125%, 1/01/2031	7,894,000	7,993,070
Occidental Petroleum Corp., 4.4%, 4/15/2046	16,739,000	12,931,675
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	12,809,000	13,057,682
Pioneer Natural Resources Co., 5.1%, 3/29/2026	8,177,000	8,116,977
Pioneer Natural Resources Co., 1.9%, 8/15/2030	2,906,000	2,384,279
Pioneer Natural Resources Co., 2.15%, 1/15/2031	21,285,000	17,525,130
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	17,013,000	17,485,128
		$111,009,205
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,660,351
BP Capital Markets America, Inc., 4.812%, 2/13/2033	4,600,000	4,397,100
BP Capital Markets America, Inc., 3.001%, 3/17/2052	10,654,000	6,732,071
		$16,789,522
Entertainment – 0.6%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$18,053,000	$17,334,301
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	8,554,000	8,519,880
		$25,854,181
Financial Institutions – 1.5%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$4,843,000	$4,665,593
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	9,024,000	8,320,444
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	3,243,000	2,869,248
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	13,702,000	13,776,022
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	14,963,450	14,155,005
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	5,642,000	5,899,862
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	7,609,000	7,614,684
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	9,997,000	9,751,124
		$67,051,982
Food & Beverages – 4.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$4,622,000	$4,095,582
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	13,191,818
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	21,513,000	20,669,374
Campbell Soup Co., 5.2%, 3/21/2029	9,382,000	9,249,237
Campbell Soup Co., 2.375%, 4/24/2030	3,409,000	2,867,487
Constellation Brands, Inc., 2.25%, 8/01/2031	12,758,000	10,216,211
Constellation Brands, Inc., 4.75%, 5/09/2032	13,091,000	12,369,212
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,280,560
Diageo Capital PLC, 2.375%, 10/24/2029	8,958,000	7,752,603
Diageo Capital PLC, 5.625%, 10/05/2033	6,595,000	6,713,623
JBS USA Food Co., 6.5%, 12/01/2052	11,976,000	11,337,063
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	4,282,000	4,133,408
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	12,802,000	10,814,427
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	10,304,000	10,073,211
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	11,114,531
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	11,726,298
Mars, Inc., 4.55%, 4/20/2028 (n)	21,743,000	21,162,361
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	7,333,069
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	$5,281,000	$4,451,120
Viterra Finance B.V., 5.25%, 4/21/2032 (n)	3,134,000	2,995,301
		$186,546,496
Gaming & Lodging – 1.5%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$7,016,000	$7,035,013
Marriott International, Inc., 4%, 4/15/2028	7,013,000	6,644,618
Marriott International, Inc., 2.85%, 4/15/2031	12,565,000	10,539,306
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	8,328,000	8,146,450
Sands China Ltd., 2.85%, 3/08/2029	10,138,000	8,711,301
Sands China Ltd., 3.25%, 8/08/2031	5,716,000	4,668,735
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	7,044,000	6,721,189
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	14,957,000	14,092,829
		$66,559,441
Insurance – 1.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$22,135,000	$19,310,405
Corebridge Financial, Inc., 4.35%, 4/05/2042	2,707,000	2,170,308
Lincoln National Corp., 5.852%, 3/15/2034	22,341,000	21,464,083
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	17,496,000	17,258,520
Unum Group, 4.125%, 6/15/2051	781,000	557,209
		$60,760,525
Insurance - Health – 1.0%
Humana, Inc., 4.95%, 10/01/2044	$9,162,000	$7,852,005
Humana, Inc., 5.5%, 3/15/2053	3,660,000	3,336,724
UnitedHealth Group, Inc., 5.3%, 2/15/2030	8,423,000	8,425,631
UnitedHealth Group, Inc., 4.625%, 7/15/2035	12,467,000	11,692,532
UnitedHealth Group, Inc., 5.875%, 2/15/2053	12,207,000	12,428,885
		$43,735,777
Insurance - Property & Casualty – 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$5,404,000	$5,398,298
American International Group, Inc., 5.125%, 3/27/2033	12,789,000	12,266,813
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	14,386,000	14,982,159
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	11,784,000	12,689,053
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	11,222,000	9,590,540
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	4,771,000	4,631,033
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	10,406,000	10,326,878
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)	11,191,000	11,063,456
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	10,393,000	10,446,900
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	17,426,000	16,986,250
		$108,381,380
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$16,054,000	$16,269,966
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	20,295,000	16,047,768
		$32,317,734
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$25,609,000	$24,149,287
Machinery & Tools – 1.7%
AGCO Corp., 5.8%, 3/21/2034	$22,046,000	$21,570,830
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	3,228,000	3,071,415
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	9,885,000	9,465,087
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	3,902,000	3,842,048
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,421,489
CNH Industrial Capital LLC, 5.5%, 1/12/2029	15,194,000	15,141,923
CNH Industrial N.V., 3.85%, 11/15/2027	5,323,000	5,069,278
		$75,582,070
Major Banks – 16.7%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$25,565,000	$24,709,673
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	19,822,000	19,938,626
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	8,035,000	6,620,320
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	18,943,000	18,977,453
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	19,828,000	16,073,509
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	8,133,000	8,204,894
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	14,075,000	13,668,090
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	11,056,556
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,026,226
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	28,208,000	26,085,480
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	16,262,000	16,059,180
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	11,567,000	11,458,841
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	$15,155,000	$15,112,473
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	21,465,000	17,459,567
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	8,263,000	6,701,848
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	12,477,000	12,529,863
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	25,493,000	25,792,738
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	4,363,000	4,217,789
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	17,822,169
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	9,529,000	9,520,553
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	37,249,000	30,220,577
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	7,807,000	7,567,503
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	24,317,000	24,266,776
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	14,185,000	12,904,742
Mizuho Financial Group, 5.754%, 5/27/2034	14,342,000	14,304,145
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	17,246,000	15,969,863
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	8,281,000	8,230,355
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	3,224,000	3,066,770
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	23,279,000	20,923,291
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	8,881,000	8,617,573
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	21,704,000	17,859,314
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	10,295,000	10,287,522
NatWest Group PLC, 5.583%, 3/01/2028	9,594,000	9,533,652
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	24,233,000	21,981,528
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	9,221,000	9,140,819
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	$14,337,000	$14,046,316
Royal Bank of Canada, 2.3%, 11/03/2031	19,141,000	15,467,954
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	28,730,000	22,496,087
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	19,569,000	19,583,378
Toronto-Dominion Bank, 4.108%, 6/08/2027	12,741,000	12,248,188
Toronto-Dominion Bank, 4.693%, 9/15/2027	16,991,000	16,600,328
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	34,761,000	30,471,470
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	22,649,000	18,088,622
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	5,754,000	6,314,940
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	18,700,000	17,832,499
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	10,140,000	9,335,118
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	15,012,000	14,723,728
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	13,754,000	13,710,074
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	7,908,000	6,675,621
		$727,504,601
Medical & Health Technology & Services – 2.6%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$20,216,000	$17,132,273
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,042,582
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	4,796,772
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,494,000	3,209,815
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	5,872,780
CVS Health Corp., 5%, 2/20/2026	8,421,000	8,336,947
CVS Health Corp., 5.625%, 2/21/2053	10,784,000	9,947,681
ICON Investments Six DAC, 5.809%, 5/08/2027 (w)	17,938,000	17,938,000
ICON Investments Six DAC, 5.849%, 5/08/2029 (w)	5,758,000	5,758,000
IQVIA Holdings, Inc., 6.25%, 2/01/2029	12,166,000	12,364,026
Marin General Hospital, 7.242%, 8/01/2045	8,685,000	8,982,293
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	2,497,000	2,454,186
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	6,659,000	5,315,424
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	4,848,602
		$111,999,381
Medical Equipment – 0.2%
Danaher Corp., 2.6%, 10/01/2050	$16,527,000	$9,798,664
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.2%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$9,862,680
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,570,000	3,833,715
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,960,000	15,812,760
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	8,624,000	8,126,012
Novelis Corp., 4.75%, 1/30/2030 (n)	18,174,000	16,629,588
		$54,264,755
Midstream – 4.3%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$3,370,000	$3,381,481
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	4,836,000	4,915,338
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	19,527,000	20,140,478
Enbridge, Inc., 5.95%, 4/05/2054	9,370,000	9,073,287
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	14,863,000	15,681,178
Energy Transfer LP, 4%, 10/01/2027	8,335,000	7,924,164
Energy Transfer LP, 5.95%, 5/15/2054	8,347,000	7,866,794
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	14,243,000	13,674,912
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	8,946,000	8,277,095
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	21,103,364	19,554,328
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	3,466,081	2,891,455
Plains All American Pipeline LP, 4.65%, 10/15/2025	15,024,000	14,766,485
Plains All American Pipeline LP, 3.55%, 12/15/2029	11,859,000	10,667,454
Plains All American Pipeline LP, 4.9%, 2/15/2045	8,649,000	7,181,175
Targa Resources Corp., 4.2%, 2/01/2033	9,631,000	8,501,157
Targa Resources Corp., 4.95%, 4/15/2052	20,184,000	16,805,409
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,378,000	4,328,606
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	5,012,000	4,374,335
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	6,218,000	6,683,492
		$186,688,623
Municipals – 0.5%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$8,022,789
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	13,505,000	13,498,258
		$21,521,047
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$12,850,000	$11,632,828
Oils – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$18,759,277	$16,252,803
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 4.2%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$24,810,000	$25,288,192
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	6,142,000	5,943,176
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	17,196,000	17,421,491
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	12,906,000	12,760,133
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	8,800,000	8,647,268
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	16,173,000	16,714,501
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	10,166,000	10,623,750
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	8,606,000	9,242,850
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	2,051,000	2,126,704
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032	6,688,000	6,534,294
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	4,573,000	4,116,220
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,680,000	14,220,788
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	9,925,000	10,056,025
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	11,201,000	10,604,301
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	20,259,000	21,212,711
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	7,975,000	7,739,633
		$183,252,037
Pharmaceuticals – 2.4%
AbbVie, Inc., 5.35%, 3/15/2044	$14,936,000	$14,444,292
AbbVie, Inc., 5.4%, 3/15/2054	8,759,000	8,480,211
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	10,771,000	10,787,939
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	4,093,000	4,112,684
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	7,453,000	7,230,329
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	9,363,000	9,036,384
Merck & Co., Inc., 2.75%, 12/10/2051	7,976,000	4,865,616
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	8,900,000	8,299,584
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	5,423,195
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	20,567,000	20,671,713
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	10,734,000	10,849,009
		$104,200,956
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.8%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$13,918,000	$12,511,062
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	6,787,000	6,841,865
Waste Management, Inc., 4.625%, 2/15/2033	16,964,000	16,148,050
		$35,500,977
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$13,761,000	$12,721,380
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	17,232,000	17,004,715
		$29,726,095
Railroad & Shipping – 0.6%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$14,985,000	$14,023,210
Canadian Pacific Railway Co., 3.1%, 12/02/2051	17,537,000	11,258,469
		$25,281,679
Real Estate - Office – 1.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$11,718,000	$11,240,162
Boston Properties LP, REIT, 4.5%, 12/01/2028	901,000	839,969
Boston Properties LP, REIT, 2.45%, 10/01/2033	4,219,000	3,056,311
COPT Defense Property LP, REIT, 2%, 1/15/2029	18,241,000	15,191,920
COPT Defense Property LP, REIT, 2.75%, 4/15/2031	27,392,000	22,005,426
		$52,333,788
Real Estate - Other – 1.8%
EPR Properties, REIT, 3.6%, 11/15/2031	$21,022,000	$17,065,430
Extra Space Storage LP, 5.5%, 7/01/2030	16,979,000	16,734,377
Lexington Realty Trust Co., 2.375%, 10/01/2031	16,899,000	13,152,013
Prologis LP, REIT, 5.125%, 1/15/2034	20,823,000	20,088,334
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,391,000	12,059,903
		$79,100,057
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$13,247,000	$12,996,474
STORE Capital Corp., REIT, 2.7%, 12/01/2031	26,269,000	20,311,103
		$33,307,577
Retailers – 1.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$1,953,000	$1,428,327
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	18,119,000	13,158,837
Amazon.com, Inc., 3.6%, 4/13/2032	12,124,000	10,932,521
AutoZone, Inc., 4.75%, 8/01/2032	9,131,000	8,615,510
Home Depot, Inc., 3.3%, 4/15/2040	15,616,000	11,852,684
Home Depot, Inc., 3.9%, 6/15/2047	2,382,000	1,839,538
		$47,827,417
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$8,252,000	$7,724,392
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,466,382
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	4,867,000	3,947,567
International Flavors & Fragrances, Inc., 5%, 9/26/2048	5,803,000	4,786,179
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	6,902,000	4,364,478
		$24,288,998
Specialty Stores – 0.4%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$27,612,000	$18,735,945
Telecommunications - Wireless – 3.4%
American Tower Corp., 5.2%, 2/15/2029	$11,727,000	$11,511,984
American Tower Corp., 5.45%, 2/15/2034	12,330,000	11,979,116
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	32,683,000	24,779,630
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	10,709,000	10,472,138
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,305,347
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	13,604,000	11,352,580
Rogers Communications, Inc., 4.5%, 3/15/2042	8,577,000	7,062,204
Rogers Communications, Inc., 4.55%, 3/15/2052	7,360,000	5,821,239
T-Mobile USA, Inc., 2.05%, 2/15/2028	9,921,000	8,770,639
T-Mobile USA, Inc., 5.05%, 7/15/2033	8,601,000	8,239,451
T-Mobile USA, Inc., 3%, 2/15/2041	30,674,000	21,446,186
Vodafone Group PLC, 5.625%, 2/10/2053	19,986,000	18,708,153
		$148,448,667
Tobacco – 0.9%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$15,471,000	$15,862,075
B.A.T. Capital Corp., 5.834%, 2/20/2031	8,594,000	8,590,658
Philip Morris International, Inc., 5.625%, 11/17/2029	5,491,000	5,537,389
Philip Morris International, Inc., 5.125%, 2/15/2030	7,490,000	7,362,766
		$37,352,888
Transportation - Services – 1.0%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$12,315,000	$12,379,542
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	19,070,000	19,353,382
GXO Logistics, Inc., 6.25%, 5/06/2029 (w)	12,658,000	12,672,404
		$44,405,328
U.S. Treasury Obligations – 4.4%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$92,207,000	$64,649,353
U.S. Treasury Bonds, 3.875%, 5/15/2043	66,652,000	58,125,230
U.S. Treasury Bonds, 4.375%, 8/15/2043	13,516,000	12,622,677
U.S. Treasury Bonds, 4.75%, 11/15/2043	8,368,000	8,208,485
U.S. Treasury Bonds, 4.5%, 2/15/2044	9,070,000	8,610,831
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 5/15/2052	$29,221,600	$20,563,560
U.S. Treasury Notes, 5%, 10/31/2025	8,687,000	8,666,640
U.S. Treasury Notes, 4.875%, 11/30/2025	8,736,000	8,699,145
		$190,145,921
Utilities - Electric Power – 8.3%
Adani Transmission Ltd., 4.25%, 5/21/2036	$5,386,670	$4,365,796
Adani Transmission Step-One Ltd., 4%, 8/03/2026	14,632,000	13,621,061
AEP Transmission Co. LLC, 5.4%, 3/15/2053	5,252,000	4,904,433
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	5,767,000	5,706,766
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	4,691,000	3,792,796
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	3,795,000	3,515,418
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	3,159,000	2,554,482
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	21,816,000	18,674,790
Duke Energy Florida LLC, 6.2%, 11/15/2053	8,443,000	8,793,291
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	16,585,000	16,104,596
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	7,340,000	5,898,170
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	4,500,000	4,005,221
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	10,951,404
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	15,527,000	15,349,992
Eversource Energy, 5.5%, 1/01/2034	11,861,000	11,416,980
FirstEnergy Corp., 4.15%, 7/15/2027	16,631,000	15,669,229
FirstEnergy Corp., 3.4%, 3/01/2050	16,280,000	10,446,848
Florida Power & Light Co., 2.45%, 2/03/2032	6,909,000	5,646,028
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,404,503
Georgia Power Co., 4.7%, 5/15/2032	9,903,000	9,374,608
Georgia Power Co., 4.95%, 5/17/2033	12,724,000	12,113,313
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	11,824,769
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	22,679,000	18,419,902
MidAmerican Energy Co., 5.85%, 9/15/2054	15,452,000	15,542,596
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	8,412,000	8,417,383
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,184,035
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	9,140,000	8,268,344
Pacific Gas & Electric Co., 5.45%, 6/15/2027	10,156,000	10,091,317
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	22,327,358
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,889,000	4,974,670
PPL Electric Utilities Corp., 4.85%, 2/15/2034	11,696,000	11,139,563
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	6,582,053
Southern California Edison Co., 3.65%, 2/01/2050	4,289,000	2,987,723
WEC Energy Group, Inc., 4.75%, 1/09/2026	23,734,000	23,403,128
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Xcel Energy, Inc., 5.5%, 3/15/2034	$25,243,000	$24,343,097
		$359,815,663
Total Bonds (Identified Cost, $4,525,958,060)		$4,221,273,809
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $125,256,601)	125,256,423	$125,256,423

Other Assets, Less Liabilities – 0.1%		6,138,892
Net Assets – 100.0%		$4,352,669,124

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $125,256,423 and $4,221,273,809, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,451,734,009, representing 33.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
24

Portfolio of Investments – continued
Derivative Contracts at 4/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	1,053	$110,293,524	June – 2024	$2,193,146
U.S. Treasury Ultra Note 10 yr	Short	USD	2,256	248,653,500	June – 2024	7,589,682
						$9,782,828
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,025	$116,657,813	June – 2024	$(5,067,366)
U.S. Treasury Note 2 yr	Long	USD	2,153	436,318,906	June – 2024	(3,737,067)
U.S. Treasury Ultra Bond 30 yr	Long	USD	470	56,194,375	June – 2024	(2,802,992)
						$(11,607,425)
At April 30, 2024, the fund had liquid securities with an aggregate value of $5,522,550 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
25

Financial Statements
Statement of Assets and Liabilities
At 4/30/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,525,958,060)	$4,221,273,809
Investments in affiliated issuers, at value (identified cost, $125,256,601)	125,256,423
Cash	710,585
Receivables for
Investments sold	18,469,054
Fund shares sold	7,217,029
Interest	49,372,238
Other assets	8,804
Total assets	$4,422,307,942
Liabilities
Payables for
Distributions	$616,757
Net daily variation margin on open futures contracts	57,022
Investments purchased	17,183,346
When-issued investments purchased	42,870,098
Fund shares reacquired	7,650,421
Payable to affiliates
Investment adviser	87,767
Administrative services fee	3,368
Shareholder servicing costs	881,560
Distribution and service fees	25,545
Payable for independent Trustees' compensation	555
Accrued expenses and other liabilities	262,379
Total liabilities	$69,638,818
Net assets	$4,352,669,124
Net assets consist of
Paid-in capital	$5,296,131,576
Total distributable earnings (loss)	(943,462,452)
Net assets	$4,352,669,124
Shares of beneficial interest outstanding	363,971,622
26

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,663,875,550	139,027,360	$11.97
Class B	1,733,520	145,115	11.95
Class C	34,107,613	2,859,009	11.93
Class I	942,477,394	78,849,954	11.95
Class R1	4,070,726	340,903	11.94
Class R2	13,962,712	1,166,266	11.97
Class R3	19,949,104	1,665,977	11.97
Class R4	54,316,264	4,536,791	11.97
Class R6	1,618,176,241	135,380,247	11.95

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.50 [100 / 95.75 x $11.97]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
27

Financial Statements
Statement of Operations
Year ended 4/30/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$205,527,883
Dividends from affiliated issuers	5,472,516
Other	771,540
Total investment income	$211,771,939
Expenses
Management fee	$16,365,396
Distribution and service fees	4,781,789
Shareholder servicing costs	3,068,137
Administrative services fee	611,413
Independent Trustees' compensation	73,579
Custodian fee	182,621
Shareholder communications	355,275
Audit and tax fees	79,880
Legal fees	23,762
Miscellaneous	350,077
Total expenses	$25,891,929
Fees paid indirectly	(8,784)
Reduction of expenses by investment adviser and distributor	(549,411)
Net expenses	$25,333,734
Net investment income (loss)	$186,438,205
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(264,904,878)
Affiliated issuers	13,056
Futures contracts	(3,701,486)
Foreign currency	1
Net realized gain (loss)	$(268,593,307)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$143,942,602
Affiliated issuers	(38,167)
Futures contracts	867,043
Net unrealized gain (loss)	$144,771,478
Net realized and unrealized gain (loss)	$(123,821,829)
Change in net assets from operations	$62,616,376
See Notes to Financial Statements
28

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/24	4/30/23
Change in net assets
From operations
Net investment income (loss)	$186,438,205	$150,733,982
Net realized gain (loss)	(268,593,307)	(327,077,618)
Net unrealized gain (loss)	144,771,478	173,652,773
Change in net assets from operations	$62,616,376	$(2,690,863)
Total distributions to shareholders	$(187,927,023)	$(155,256,971)
Change in net assets from fund share transactions	$193,995,534	$(456,065,226)
Total change in net assets	$68,684,887	$(614,013,060)
Net assets
At beginning of period	4,283,984,237	4,897,997,297
At end of period	$4,352,669,124	$4,283,984,237
See Notes to Financial Statements
29

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.30	$12.71	$15.09	$14.88	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.50	$0.41	$0.35	$0.37	$0.42
Net realized and unrealized gain (loss)	(0.32)	(0.40)	(1.92)	0.37	0.96
Total from investment operations	$0.18	$0.01	$(1.57)	$0.74	$1.38
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.41)	$(0.36)	$(0.39)	$(0.43)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.51)	$(0.42)	$(0.81)	$(0.53)	$(0.43)
Net asset value, end of period (x)	$11.97	$12.30	$12.71	$15.09	$14.88
Total return (%) (r)(s)(t)(x)	1.50	0.20	(11.00)	4.94	10.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.78	0.76	0.77	0.79
Expenses after expense reductions (f)	0.77	0.77	0.75	0.75	0.77
Net investment income (loss)	4.19	3.36	2.38	2.42	2.91
Portfolio turnover	59	46	54	37	36
Net assets at end of period (000 omitted)	$1,663,876	$1,726,630	$1,932,006	$2,328,936	$1,996,170
See Notes to Financial Statements
30

Financial Highlights – continued
Class B	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.28	$12.68	$15.06	$14.85	$13.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.32	$0.24	$0.26	$0.32
Net realized and unrealized gain (loss)	(0.32)	(0.39)	(1.92)	0.36	0.95
Total from investment operations	$0.09	$(0.07)	$(1.68)	$0.62	$1.27
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.32)	$(0.25)	$(0.27)	$(0.32)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.42)	$(0.33)	$(0.70)	$(0.41)	$(0.32)
Net asset value, end of period (x)	$11.95	$12.28	$12.68	$15.06	$14.85
Total return (%) (r)(s)(t)(x)	0.74	(0.48)	(11.70)	4.17	9.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.51	1.52	1.54
Expenses after expense reductions (f)	1.52	1.52	1.50	1.50	1.53
Net investment income (loss)	3.40	2.60	1.62	1.70	2.18
Portfolio turnover	59	46	54	37	36
Net assets at end of period (000 omitted)	$1,734	$3,585	$6,283	$10,838	$21,384

Class C	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.26	$12.67	$15.04	$14.84	$13.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.32	$0.24	$0.26	$0.31
Net realized and unrealized gain (loss)	(0.32)	(0.40)	(1.91)	0.35	0.96
Total from investment operations	$0.09	$(0.08)	$(1.67)	$0.61	$1.27
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.32)	$(0.25)	$(0.27)	$(0.32)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.42)	$(0.33)	$(0.70)	$(0.41)	$(0.32)
Net asset value, end of period (x)	$11.93	$12.26	$12.67	$15.04	$14.84
Total return (%) (r)(s)(t)(x)	0.73	(0.56)	(11.65)	4.10	9.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.51	1.51	1.54
Expenses after expense reductions (f)	1.52	1.52	1.50	1.50	1.53
Net investment income (loss)	3.43	2.60	1.62	1.68	2.16
Portfolio turnover	59	46	54	37	36
Net assets at end of period (000 omitted)	$34,108	$42,440	$61,283	$98,956	$143,988
See Notes to Financial Statements
31

Financial Highlights – continued
Class I	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.29	$12.69	$15.07	$14.87	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.44	$0.39	$0.41	$0.46
Net realized and unrealized gain (loss)	(0.33)	(0.39)	(1.92)	0.36	0.96
Total from investment operations	$0.20	$0.05	$(1.53)	$0.77	$1.42
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.44)	$(0.40)	$(0.43)	$(0.47)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.54)	$(0.45)	$(0.85)	$(0.57)	$(0.47)
Net asset value, end of period (x)	$11.95	$12.29	$12.69	$15.07	$14.87
Total return (%) (r)(s)(t)(x)	1.67	0.53	(10.79)	5.14	10.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.53	0.51	0.52	0.53
Expenses after expense reductions (f)	0.52	0.52	0.50	0.50	0.52
Net investment income (loss)	4.43	3.60	2.62	2.66	3.15
Portfolio turnover	59	46	54	37	36
Net assets at end of period (000 omitted)	$942,477	$934,582	$1,062,759	$1,573,250	$1,306,407
See Notes to Financial Statements
32

Financial Highlights – continued
Class R1	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.28	$12.68	$15.05	$14.85	$13.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.32	$0.24	$0.26	$0.31
Net realized and unrealized gain (loss)	(0.33)	(0.39)	(1.91)	0.35	0.96
Total from investment operations	$0.08	$(0.07)	$(1.67)	$0.61	$1.27
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.32)	$(0.25)	$(0.27)	$(0.32)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.42)	$(0.33)	$(0.70)	$(0.41)	$(0.32)
Net asset value, end of period (x)	$11.94	$12.28	$12.68	$15.05	$14.85
Total return (%) (r)(s)(t)(x)	0.65	(0.48)	(11.64)	4.10	9.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.51	1.51	1.54
Expenses after expense reductions (f)	1.52	1.52	1.50	1.50	1.53
Net investment income (loss)	3.45	2.61	1.62	1.68	2.16
Portfolio turnover	59	46	54	37	36
Net assets at end of period (000 omitted)	$4,071	$3,629	$3,922	$5,391	$5,970

Class R2	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.31	$12.71	$15.09	$14.88	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.38	$0.31	$0.34	$0.39
Net realized and unrealized gain (loss)	(0.33)	(0.39)	(1.91)	0.36	0.95
Total from investment operations	$0.14	$(0.01)	$(1.60)	$0.70	$1.34
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.38)	$(0.33)	$(0.35)	$(0.39)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.48)	$(0.39)	$(0.78)	$(0.49)	$(0.39)
Net asset value, end of period (x)	$11.97	$12.31	$12.71	$15.09	$14.88
Total return (%) (r)(s)(t)(x)	1.16	0.03	(11.23)	4.68	9.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.03	1.01	1.02	1.04
Expenses after expense reductions (f)	1.02	1.02	1.00	1.00	1.03
Net investment income (loss)	3.93	3.11	2.12	2.18	2.67
Portfolio turnover	59	46	54	37	36
Net assets at end of period (000 omitted)	$13,963	$17,271	$19,328	$28,348	$31,346
See Notes to Financial Statements
33

Financial Highlights – continued
Class R3	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.31	$12.71	$15.09	$14.88	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.50	$0.39	$0.35	$0.37	$0.42
Net realized and unrealized gain (loss)	(0.33)	(0.37)	(1.92)	0.37	0.96
Total from investment operations	$0.17	$0.02	$(1.57)	$0.74	$1.38
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.41)	$(0.36)	$(0.39)	$(0.43)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.51)	$(0.42)	$(0.81)	$(0.53)	$(0.43)
Net asset value, end of period (x)	$11.97	$12.31	$12.71	$15.09	$14.88
Total return (%) (r)(s)(t)(x)	1.42	0.28	(11.00)	4.94	10.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.78	0.76	0.77	0.79
Expenses after expense reductions (f)	0.77	0.76	0.75	0.75	0.78
Net investment income (loss)	4.18	3.17	2.38	2.43	2.91
Portfolio turnover	59	46	54	37	36
Net assets at end of period (000 omitted)	$19,949	$24,627	$136,630	$162,465	$165,319

Class R4	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.31	$12.71	$15.09	$14.89	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.44	$0.39	$0.41	$0.46
Net realized and unrealized gain (loss)	(0.33)	(0.39)	(1.92)	0.36	0.97
Total from investment operations	$0.20	$0.05	$(1.53)	$0.77	$1.43
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.44)	$(0.40)	$(0.43)	$(0.47)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.54)	$(0.45)	$(0.85)	$(0.57)	$(0.47)
Net asset value, end of period (x)	$11.97	$12.31	$12.71	$15.09	$14.89
Total return (%) (r)(s)(t)(x)	1.67	0.53	(10.78)	5.13	10.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.53	0.51	0.52	0.53
Expenses after expense reductions (f)	0.52	0.52	0.50	0.50	0.52
Net investment income (loss)	4.44	3.61	2.63	2.67	3.17
Portfolio turnover	59	46	54	37	36
Net assets at end of period (000 omitted)	$54,316	$53,301	$61,624	$73,890	$63,775
See Notes to Financial Statements
34

Financial Highlights – continued
Class R6	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.29	$12.69	$15.07	$14.87	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.54	$0.45	$0.40	$0.42	$0.47
Net realized and unrealized gain (loss)	(0.33)	(0.39)	(1.92)	0.36	0.96
Total from investment operations	$0.21	$0.06	$(1.52)	$0.78	$1.43
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.45)	$(0.41)	$(0.44)	$(0.48)
From net realized gain	—	(0.01)	(0.45)	(0.14)	—
Total distributions declared to shareholders	$(0.55)	$(0.46)	$(0.86)	$(0.58)	$(0.48)
Net asset value, end of period (x)	$11.95	$12.29	$12.69	$15.07	$14.87
Total return (%) (r)(s)(t)(x)	1.76	0.63	(10.70)	5.23	10.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	0.43	0.41	0.42	0.44
Expenses after expense reductions (f)	0.42	0.42	0.40	0.41	0.43
Net investment income (loss)	4.54	3.71	2.73	2.76	3.25
Portfolio turnover	59	46	54	37	36
Net assets at end of period (000 omitted)	$1,618,176	$1,477,919	$1,614,162	$1,849,423	$1,268,071

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
35

Notes to Financial Statements
(1) Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
36

Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining
37

Notes to Financial Statements  - continued
the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$190,145,921	$—	$190,145,921
Non - U.S. Sovereign Debt	—	81,535,859	—	81,535,859
Municipal Bonds	—	21,521,047	—	21,521,047
U.S. Corporate Bonds	—	2,541,706,665	—	2,541,706,665
Residential Mortgage-Backed Securities	—	15,965,506	—	15,965,506
Commercial Mortgage-Backed Securities	—	36,899,436	—	36,899,436
Asset-Backed Securities (including CDOs)	—	83,000,188	—	83,000,188
Foreign Bonds	—	1,250,499,187	—	1,250,499,187
Mutual Funds	125,256,423	—	—	125,256,423
Total	$125,256,423	$4,221,273,809	$—	$4,346,530,232
Other Financial Instruments
Futures Contracts – Assets	$9,782,828	$—	$—	$9,782,828
Futures Contracts – Liabilities	(11,607,425)	—	—	(11,607,425)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an
38

Notes to Financial Statements  - continued
agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$9,782,828	$(11,607,425)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(3,701,486)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$867,043
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g.,
39

Notes to Financial Statements  - continued
forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
40

Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
41

Notes to Financial Statements  - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/24	Year ended 4/30/23
Ordinary income (including any short-term capital gains)	$187,927,023	$151,559,260
Long-term capital gains	—	3,697,711
Total distributions	$187,927,023	$155,256,971
42

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$4,655,952,240
Gross appreciation	34,658,853
Gross depreciation	(345,905,458)
Net unrealized appreciation (depreciation)	$(311,246,605)
Undistributed ordinary income	21,384,366
Capital loss carryforwards	(636,262,064)
Other temporary differences	(17,338,149)
Total distributable earnings (loss)	$(943,462,452)
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(102,818,704)
Long-Term	(533,443,360)
Total	$(636,262,064)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/24	Year ended 4/30/23
Class A	$70,907,408	$60,380,248
Class B	92,301	131,185
Class C	1,312,809	1,342,438
Class I	41,264,416	32,831,247
Class R1	130,064	99,900
Class R2	575,106	579,141
Class R3	947,764	1,954,549
Class R4	2,350,203	2,113,438
Class R6	70,346,952	55,824,825
Total	$187,927,023	$155,256,971
43

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2025. For the year ended April 30, 2024, this management fee reduction amounted to $547,867, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $54,461 for the year ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
44

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,208,287
Class B	0.75%	0.25%	1.00%	1.00%	26,950
Class C	0.75%	0.25%	1.00%	1.00%	379,975
Class R1	0.75%	0.25%	1.00%	1.00%	37,416
Class R2	0.25%	0.25%	0.50%	0.50%	72,761
Class R3	—	0.25%	0.25%	0.25%	56,400
Total Distribution and Service Fees					$4,781,789
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2024, this rebate amounted to $1,457, $73, and $14 for Class A, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2024, were as follows:
Amount
Class A	$38,153
Class B	1,058
Class C	1,658
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2024, the fee was $308,106, which equated to 0.0072% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,760,031.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
45

Notes to Financial Statements  - continued
services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,315 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended April 30, 2024. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $545 at April 30, 2024, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 16 shares of Class R6 for an aggregate amount of $203.
(4) Portfolio Securities
For the year ended April 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$247,598,383	$275,563,444
Non-U.S. Government securities	2,467,026,256	2,183,733,895
46

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	20,355,489	$245,183,532	16,208,708	$197,407,131
Class B	621	7,434	7,907	97,981
Class C	522,435	6,293,541	462,373	5,584,472
Class I	34,548,462	416,872,789	38,660,748	470,877,618
Class R1	116,118	1,400,732	49,503	599,021
Class R2	225,961	2,732,698	217,585	2,636,973
Class R3	535,015	6,477,883	770,202	9,482,748
Class R4	861,022	10,419,848	789,531	9,584,971
Class R6	41,078,844	494,696,785	24,567,367	298,290,806
	98,243,967	$1,184,085,242	81,733,924	$994,561,721
Shares issued to shareholders in reinvestment of distributions
Class A	5,744,442	$69,160,809	4,831,276	$58,652,516
Class B	6,890	82,703	9,726	117,873
Class C	104,046	1,248,318	106,102	1,284,249
Class I	3,098,413	37,260,428	2,333,776	28,326,538
Class R1	10,805	129,977	8,215	99,475
Class R2	47,419	571,077	47,497	576,645
Class R3	78,733	947,193	137,838	1,700,358
Class R4	194,852	2,347,176	172,524	2,095,472
Class R6	5,664,354	68,122,044	4,469,434	54,209,484
	14,949,954	$179,869,725	12,116,388	$147,062,610
Shares reacquired
Class A	(27,408,823)	$(329,480,958)	(32,761,745)	$(399,068,069)
Class B	(154,346)	(1,840,334)	(221,136)	(2,682,672)
Class C	(1,227,831)	(14,717,551)	(1,946,876)	(23,484,043)
Class I	(34,849,044)	(415,586,780)	(48,679,930)	(591,328,170)
Class R1	(81,673)	(985,258)	(71,477)	(877,364)
Class R2	(510,435)	(6,162,013)	(382,633)	(4,658,481)
Class R3	(948,375)	(11,467,386)	(9,660,612)	(120,039,341)
Class R4	(849,760)	(10,224,655)	(1,479,942)	(17,914,001)
Class R6	(31,632,145)	(379,494,498)	(35,962,657)	(437,637,416)
	(97,662,432)	$(1,169,959,433)	(131,167,008)	$(1,597,689,557)
47

Notes to Financial Statements  - continued
	Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Net change
Class A	(1,308,892)	$(15,136,617)	(11,721,761)	$(143,008,422)
Class B	(146,835)	(1,750,197)	(203,503)	(2,466,818)
Class C	(601,350)	(7,175,692)	(1,378,401)	(16,615,322)
Class I	2,797,831	38,546,437	(7,685,406)	(92,124,014)
Class R1	45,250	545,451	(13,759)	(178,868)
Class R2	(237,055)	(2,858,238)	(117,551)	(1,444,863)
Class R3	(334,627)	(4,042,310)	(8,752,572)	(108,856,235)
Class R4	206,114	2,542,369	(517,887)	(6,233,558)
Class R6	15,111,053	183,324,331	(6,925,856)	(85,137,126)
	15,531,489	$193,995,534	(37,316,696)	$(456,065,226)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2024, the fund’s commitment fee and interest expense were $24,503 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
48

Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$181,071,513	$1,288,963,281	$1,344,753,260	$13,056	$(38,167)	$125,256,423

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,472,516	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy
49

Notes to Financial Statements  - continued
instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
50

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Corporate Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Corporate Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
51

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 20, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
52

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	135	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	135	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	135	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	135	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	135	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	135	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	135	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
53

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	135	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	135	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
54

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	135	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	135	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee
55

Trustees and Officers - continued
shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Alexander Mackey John Mitchell
56

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
57

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
58

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
59

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
60

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2024
MFS®  Limited Maturity Fund
MQL-ANN

MFS® Limited Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	45.9%
U.S. Treasury Securities	42.4%
Collateralized Debt Obligations	11.6%
Asset-Backed Securities	5.1%
Commercial Mortgage-Backed Securities	4.8%
Residential Mortgage-Backed Securities	1.3%
Emerging Markets Bonds	1.3%
Municipal Bonds	0.6%
Mortgage-Backed Securities	0.5%
Non-U.S. Government Bonds	0.4%
High Yield Corporates	0.3%
Composition including fixed income credit quality (a)(i)
AAA	10.8%
AA	8.7%
A	22.5%
BBB	28.9%
BB	0.3%
CC	0.1%
C (o)	0.0%
U.S. Government	26.5%
Federal Agencies	0.5%
Not Rated	15.9%
Cash & Cash Equivalents	1.7%
Other (q)	(15.9)%
Portfolio facts
Average Duration (d)	2.1
Average Effective Maturity (m)	2.3 yrs.

1

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Limited Maturity Fund (fund) provided a total return of 3.78%, at net asset value. This compares with a return of 2.79% for the fund’s benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index.
Market Environment
In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work is needed before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East caused trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have indicated their desire to begin cutting rates in the months ahead, although stickier-than-expected inflation could delay cuts in the US. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the reporting period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
Factors Affecting Performance
Relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, the fund’s exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, and an underweight exposure to the treasury sector contributed to returns. In addition, the fund’s overweight exposure and bond selection in both the financial institutions and industrials sectors also supported relative results. From a quality perspective, bond selection and an overweight exposure to both “BBB” and “A” rated(r) bonds benefited relative results.
Conversely, the fund's yield curve(y) positioning detracted from relative performance.
Respectfully,
Portfolio Manager(s)
Philipp Burgener and Alexander Mackey
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none
3

Management Review - continued
of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 4/30/24
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
5

Performance Summary  - continued
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	2/26/1992	3.78%	1.63%	1.43%
B	9/07/1993	3.00%	0.87%	0.69%
C	7/01/1994	2.90%	0.77%	0.59%
I	1/02/1997	4.11%	1.81%	1.60%
R1	4/01/2005	2.90%	0.77%	0.57%
R2	10/31/2003	3.70%	1.41%	1.20%
R3	4/01/2005	3.86%	1.57%	1.37%
R4	4/01/2005	4.12%	1.76%	1.62%
R6	9/04/2012	4.19%	1.85%	1.67%
Comparative benchmark(s)
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (f)	2.79%	1.24%	1.24%
Average annual with sales charge

A With Initial Sales Charge (2.50%)	1.18%	1.12%	1.18%
B With CDSC (Declining over six years from 4% to 0%) (v)	(0.99)%	0.50%	0.69%
C With CDSC (1% for 12 months) (v)	1.91%	0.77%	0.59%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg 1-3 Year U.S. Government/Credit Bond Index(a) – a market capitalization-weighted index that measures the performance of the short-term (1 to 3 years) investment-grade corporate and U.S. government bond markets.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented.
6

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.57%	$1,000.00	$1,031.41	$2.88
	Hypothetical (h)	0.57%	$1,000.00	$1,022.03	$2.87
B	Actual	1.32%	$1,000.00	$1,027.59	$6.65
	Hypothetical (h)	1.32%	$1,000.00	$1,018.30	$6.62
C	Actual	1.42%	$1,000.00	$1,028.88	$7.16
	Hypothetical (h)	1.42%	$1,000.00	$1,017.80	$7.12
I	Actual	0.42%	$1,000.00	$1,034.04	$2.12
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
R1	Actual	1.42%	$1,000.00	$1,028.93	$7.16
	Hypothetical (h)	1.42%	$1,000.00	$1,017.80	$7.12
R2	Actual	0.82%	$1,000.00	$1,031.92	$4.14
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12
R3	Actual	0.67%	$1,000.00	$1,032.69	$3.39
	Hypothetical (h)	0.67%	$1,000.00	$1,021.53	$3.37
R4	Actual	0.42%	$1,000.00	$1,033.96	$2.12
	Hypothetical (h)	0.42%	$1,000.00	$1,022.77	$2.11
R6	Actual	0.35%	$1,000.00	$1,034.40	$1.77
	Hypothetical (h)	0.35%	$1,000.00	$1,023.12	$1.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
4/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.4%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$11,032,000	$10,290,379
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7.05%, 11/27/2025	$2,945,000	$2,989,945
Tapestry, Inc., 7%, 11/27/2026	1,785,000	1,819,140
		$4,809,085
Asset-Backed & Securitized – 22.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.126%, 11/15/2054 (i)	$90,107,767	$4,146,039
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.933% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	5,944,500	5,836,913
ACREC 2021-FL1 Ltd., “B”, FLR, 7.233% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,498,105
ACREC 2021-FL1 Ltd., “C”, FLR, 7.583% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,786,868
ACREC 2023-FL2 LLC, “A”, FLR, 7.551% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,550,486	5,568,592
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.68% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	6,994,000	6,866,564
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.186% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	776,747	778,038
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	76,671	76,510
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	311,360	311,117
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	3,571,522	3,565,269
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.935% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	1,833,000	1,790,491
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	752,000	733,137
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 7.035% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	3,008,500	2,914,310
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.285% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	1,746,500	1,679,808
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.135% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	11,713,500	11,556,676
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	7,713,500	7,596,886
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.735% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	$4,645,000	$4,521,404
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.63% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,232,976
AREIT 2019-CRE3 Trust, “B”, FLR, 6.984% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	981,216	948,572
AREIT 2019-CRE3 Trust, “C”, FLR, 7.333% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	940,000	892,440
AREIT 2022-CRE6 Trust, “C”, FLR, 7.48% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	3,999,030
AREIT 2022-CRE6 Trust, “D”, FLR, 8.18% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,414,217
AREIT 2022-CRE7 LLC, “B”, FLR, 8.56% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,333,115
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	2,526,586	2,533,915
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.236% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	7,353,970	7,356,139
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.686% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	3,983,401	3,985,198
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.186% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	4,282,847	4,290,573
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.486% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	1,814,958	1,816,888
Bayview Commercial Asset Trust, FLR, 5.896% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	160,545	153,222
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.033% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	104,633	158,864
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.918%, 12/15/2051 (i)(n)	62,444,797	1,677,673
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.404%, 7/15/2054 (i)	35,970,554	2,258,757
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.487%, 9/15/2054 (i)	38,990,589	2,567,121
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.727%, 2/15/2054 (i)	54,399,267	4,266,023
BDS 2021-FL10 Ltd., “B”, FLR, 7.383% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	3,637,500	3,574,168
BDS 2021-FL10 Ltd., “C”, FLR, 7.733% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	2,645,500	2,583,801
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.372%, 2/15/2054 (i)	60,044,273	3,446,469
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.263%, 3/15/2054 (i)	38,370,779	1,949,550
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.374%, 7/15/2054 (i)	70,994,470	4,095,032
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.382%, 8/15/2054 (i)	$53,073,359	$3,314,023
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.14%, 9/15/2054 (i)	77,851,776	3,694,479
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.915% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	4,140,000	4,005,032
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 7.235% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/15/2036 (n)	3,130,500	3,005,903
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 7.685% ((SOFR - 1mo. + 0.11448%) + 2.25%), 10/15/2036 (n)	8,000,000	7,569,496
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.485% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	2,447,500	2,355,029
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.485% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	1,552,000	1,523,527
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.735% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	1,869,500	1,828,135
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.83% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,730,850	14,646,717
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.38% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	2,007,099
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.63% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,204,945
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	903,485	844,794
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	198,927	185,960
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	4,274,000	4,268,944
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	497,000	496,238
BXMT 2020-FL2 Ltd., “B”, FLR, 6.831% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,121,872
BXMT 2020-FL2 Ltd., “A”, FLR, 6.331% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	4,587,072	4,420,483
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.73% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,222,414
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,178,707	2,114,144
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,605,197	467,049
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	2,129,051	735,262
CD 2017-CD4 Mortgage Trust, “XA”, 1.376%, 5/10/2050 (i)	34,463,204	937,327
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,470,299
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	$499,890	$459,581
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	5,068,984	5,057,028
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	4,925,151	4,945,706
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	2,404,054	2,399,629
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	5,977,488	5,945,304
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	842,988	831,517
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.751%, 11/15/2062 (i)	34,451,301	1,042,045
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.402%, 2/15/2054 (i)	51,962,950	3,346,154
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.88%, 4/15/2054 (i)	48,682,998	1,786,564
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.083%, 6/15/2063 (i)	55,778,621	2,677,881
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.144%, 6/15/2064 (i)	31,740,821	1,634,275
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,478,911
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	896,552
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	897,568	886,670
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,154,320
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	7,315,834	7,315,778
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	1,899,400	1,876,621
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 7.189% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	9,054,010	9,060,764
DT Auto Owner Trust 2022-3A, “A”, 6.05%, 10/15/2026 (n)	1,652,384	1,653,054
DT Auto Owner Trust 2022-3A, “B”, 6.74%, 7/17/2028 (n)	5,250,000	5,267,312
DT Auto Owner Trust 2022-3A, “C”, 7.69%, 7/17/2028 (n)	2,000,000	2,031,455
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	4,165,096	4,165,768
Empire District Bondco LLC, 4.943%, 1/01/2033	3,253,000	3,188,122
Enterprise Fleet Financing 2022-4 LLC, “A2”, 5.76%, 10/22/2029 (n)	4,603,824	4,602,202
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	5,487,585	5,474,368
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	5,393,385	5,382,785
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	$3,561,000	$3,545,793
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.18% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	7,379,837	7,292,445
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.58% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,071,831
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	3,597,279	3,596,808
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.154%, 5/10/2050 (i)	38,149,401	922,754
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.224%, 8/10/2050 (i)	36,453,111	946,757
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.241%, 5/12/2053 (i)	39,074,950	2,055,385
IMPAC CMB Trust, FLR, 6.171% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	24,298	23,670
IMPAC CMB Trust, FLR, 6.351% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	25,576	25,050
IMPAC Secured Assets Corp., FLR, 6.131% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	47,557	41,767
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 8.04% ((SOFR - 3mo. + 0.26161%) + 2.45%), 4/15/2033 (n)	14,432,415	14,419,743
JPMorgan Chase Commercial Mortgage Securities Corp., 1.129%, 9/15/2050 (i)	37,714,954	810,921
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	2,123,449	2,117,186
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	3,376,999	3,380,733
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.185% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	8,481,500	8,390,477
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	3,588,000	3,503,428
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 7.088% ((SOFR - 3mo. + 0.26161%) + 1.5%), 4/19/2030 (n)	6,806,093	6,806,195
Merrill Lynch Mortgage Investors, Inc., 4.191%, 2/25/2037 (a)(d)	1,626,949	195,847
MF1 2020-FL4 Ltd., “B”, FLR, 8.18% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	10,472,500	10,445,637
MF1 2021-FL5 Ltd., “B”, FLR, 6.881% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	13,063,500	12,959,543
MF1 2021-FL5 Ltd., “C”, FLR, 7.13% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	3,716,500	3,655,118
MF1 2021-FL6 Ltd., “B”, FLR, 7.083% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	10,716,294	10,428,600
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL8 Ltd., “C”, FLR, 7.518% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	$2,198,259	$2,118,963
MF1 2022-FL9 Ltd., “B”, FLR, 8.468% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,011,372
MF1 2024-FL14 LLC, “C”, FLR, 8.607% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	3,863,210	3,856,774
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.403%, 5/15/2050 (i)	31,870,679	856,059
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.46%, 6/15/2050 (i)	15,389,727	377,288
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.974%, 12/15/2051 (i)	48,432,671	1,495,480
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.411%, 5/15/2054 (i)	45,136,409	2,639,040
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.319%, 6/15/2054 (i)	42,724,580	2,251,068
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	7,992,320	7,955,957
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.58% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	10,812,000	10,814,798
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	9,356,622	9,286,019
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 6.38% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,136,992
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.43% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,031,373
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.336% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	8,692,908	8,672,323
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.936% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	7,442,908	7,368,881
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)	3,074,929	3,047,958
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	3,405,173	3,373,314
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	1,032,076	1,022,684
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	7,939,369
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,365,241
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.728% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	8,390,839	8,404,793
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	975,175	530,597
Palmer Square Loan Funding 2023-1A Ltd., “A2”, FLR, 7.824% (SOFR - 3mo. + 2.5%), 7/20/2031 (n)	15,111,215	15,128,245
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-8 Ltd., “B”, FLR, 6.933% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	$3,244,500	$3,139,437
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,106,585
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	830,012
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.49% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,259,829
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.585% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	6,411,000	6,163,357
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.086% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	2,957,000	2,956,279
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,478,291
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.536% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	7,004,000	7,016,411
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.233% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	8,644,500	8,186,081
Stratus Static CLO Ltd., 2022-3A, “BR”, FLR, 7.225% (SOFR - 3mo. + 1.9%), 10/20/2031 (n)	2,308,226	2,308,708
Thornburg Mortgage Securities Trust, FLR, 6.111% ((SOFR - 1mo. + 0.11448%) + 0.68%), 4/25/2043	2,808	2,805
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.83% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	6,062,000	5,917,330
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.281% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	13,226,000	12,583,984
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.159%, 11/15/2050 (i)	23,409,736	613,152
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.039%, 12/15/2051 (i)	20,335,033	637,190
Verus Securitization Trust, 2024-3,“A2”, 6.642%, 4/25/2069 (n)	5,227,092	5,225,301
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	2,317,000	2,298,560
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.486%, 11/15/2054 (i)	46,790,491	3,029,333
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.18% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	1,228,880	1,229,837
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	3,049,748
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.18% (SOFR - 30 day + 0.85%), 3/15/2027	5,017,267	5,027,340
		$631,139,853
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.7%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$11,168,000	$11,093,996
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,598,671
LKQ Corp., 5.75%, 6/15/2028	9,655,000	9,645,422
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	6,594,000	5,940,579
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,078,138
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,122,054
		$46,478,860
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$6,864,000	$6,467,925
Brokerage & Asset Managers – 1.7%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,225,587
Charles Schwab Corp., 5.875%, 8/24/2026	7,766,000	7,838,983
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	11,590,000	11,608,247
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,392,000	4,185,124
LPL Holdings, Inc., 6.75%, 11/17/2028	3,449,000	3,544,726
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,092,000	6,430,738
		$46,833,405
Business Services – 0.5%
Global Payments, Inc., 1.2%, 3/01/2026	$8,692,000	$8,024,936
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,615,401
		$14,640,337
Cable TV – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$6,865,000	$6,881,890
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	13,143,000	13,073,572
		$19,955,462
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$4,880,958
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$5,405,000	$5,328,297
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,806,661
		$9,134,958
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	$9,148,000	$9,149,297
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	5,533,000	5,522,308
		$14,671,605
Consumer Products – 0.4%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$10,091,000	$9,851,494
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$6,962,336
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	8,827,347
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,915,910
		$17,705,593
Electronics – 1.2%
Microchip Technology, Inc., 0.983%, 9/01/2024	$18,197,000	$17,908,351
Qorvo, Inc., 1.75%, 12/15/2024	3,654,000	3,556,515
SK hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,260,232
		$33,725,098
Emerging Market Quasi-Sovereign – 0.4%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$3,903,000	$3,853,413
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	6,500,000	6,287,320
		$10,140,733
Energy - Independent – 0.8%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$4,048,000	$4,018,610
Diamondback Energy, Inc., 5.15%, 1/30/2030	4,048,000	3,970,378
EQT Corp., 5.7%, 4/01/2028	3,013,000	3,001,963
Pioneer Natural Resources Co., 1.9%, 8/15/2030	13,968,000	11,460,294
		$22,451,245
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$5,009,000	$5,106,372
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,087,899
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,689,808
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,423,100
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	4,166,293
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	4,885,000	4,921,357
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	6,768,000	6,601,541
		$31,996,370
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.5%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$11,526,000	$11,219,482
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	11,955,000	10,397,558
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	11,971,000	11,702,873
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,457,893
		$40,777,806
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$8,847,000	$8,764,884
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,531,206
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,403,823
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,392,827
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,892,667
Marriott International, Inc., 4.9%, 4/15/2029	5,173,000	5,034,976
Sands China Ltd., 4.05%, 1/08/2026	6,819,000	6,563,595
		$40,583,978
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$578,000	$550,428
Insurance – 1.2%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$3,720,000	$3,641,821
Corebridge Financial, Inc., 3.65%, 4/05/2027	7,440,000	7,045,418
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	4,695,000	4,608,632
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,839,736
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	15,338,000	15,248,560
		$34,384,167
Insurance - Property & Casualty – 0.0%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$33,859
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,137,565
Machinery & Tools – 0.3%
Agco Co., 5.45%, 3/21/2027	$5,782,000	$5,762,097
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,252,561
		$8,014,658
Major Banks – 14.3%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$3,090,177
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	6,855,862
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	3,904,935
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	$22,751,000	$20,872,625
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,431,085
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	2,564,000	2,484,139
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,427,833
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,535,083
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	6,912,000	6,909,051
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,562,923
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,697,988
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,162,682
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	1,987,594
Credit Agricole S.A., 5.335% to 1/10/2029, FLR (SOFR - 1 day + 1.69%) to 1/10/2030 (n)	11,751,000	11,535,636
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	3,375,000	3,332,907
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,654,073
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	3,585,000	3,659,869
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	2,947,435
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	680,000	693,519
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,194,358
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,298,545
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,717,316
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,124,285
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,451,746
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	3,448,000	3,159,149
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	10,976,830
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	$10,655,000	$10,638,342
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	9,500,000	9,443,867
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	1,309,000	1,254,019
JPMorgan Chase & Co., 5.546% to 12/15/2024, FLR (SOFR - 1 day + 1.07%) to 12/15/2025	8,000,000	7,979,310
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	6,987,291
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,733,208
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,861,268
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,000,000	9,069,236
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	6,919,000	6,820,845
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	9,197,000	9,189,750
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	15,075,043
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	7,128,000	7,048,692
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,862,258
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,442,165
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	9,208,163
Morgan Stanley, 3.625%, 1/20/2027	6,092,000	5,823,798
Morgan Stanley, 3.95%, 4/23/2027	2,189,000	2,096,232
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	6,973,195
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	8,563,481
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,714,696
PNC Bank N.A., 2.5%, 8/27/2024	4,237,000	4,194,429
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	15,162,000	15,028,548
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,489,967
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,652,239
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Standard Chartered PLC, 6.17% to 1/09/2026, FLR (CMT - 1yr. + 2.05%) to 1/09/2027 (n)	$4,409,000	$4,419,219
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,206,830
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,716,703
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	10,083,000	10,056,648
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	6,561,000	6,409,736
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	2,169,000	2,314,820
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	8,295,450
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	9,707,000	9,431,406
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,482,751
		$399,151,250
Medical & Health Technology & Services – 1.5%
IQVIA Holdings, Inc., 6.25%, 2/01/2029	$3,009,000	$3,057,978
Iqvia, Inc., 5.7%, 5/15/2028	4,073,000	4,072,185
Revvity, Inc., 0.85%, 9/15/2024	10,000,000	9,815,857
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	24,720,648
		$41,666,668
Metals & Mining – 1.0%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$14,029,000	$13,657,844
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,468,047
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,633,792
		$28,759,683
Midstream – 1.7%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$12,562,000	$12,581,848
Enbridge, Inc., 2.5%, 2/14/2025	6,525,000	6,359,185
Enbridge, Inc., 5.25%, 4/05/2027	8,730,000	8,662,613
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,573,786
Energy Transfer LP, 5.55%, 2/15/2028	3,921,000	3,916,941
Plains All American Pipeline LP, 4.65%, 10/15/2025	10,480,000	10,300,370
Western Midstream Operating LP, 3.1%, 2/01/2025	3,357,000	3,281,254
		$48,675,997
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.5%
Fannie Mae, 3%, 12/01/2031	$812,010	$761,560
Fannie Mae, 6.105%, 3/01/2033	29,031	29,002
Fannie Mae, 5.375%, 5/01/2033	63,088	62,489
Fannie Mae, 2%, 5/25/2044	163,927	161,378
Freddie Mac, 5.956%, 7/25/2029	3,747,169	3,756,052
Freddie Mac, 1.693%, 4/25/2030 (i)	28,811,015	2,096,298
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	7,921,294	7,351,898
Freddie Mac, 2%, 7/15/2042	1,016,565	912,813
Ginnie Mae, 3.625%, 7/20/2032	23,552	23,137
		$15,154,627
Municipals – 0.6%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$12,155,000	$11,629,128
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	1,000,000	994,386
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	762,198
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	949,152
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,046,308	1,020,072
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	1,720,000	1,713,821
		$17,068,757
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,543,320
Other Banks & Diversified Financials – 2.5%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$12,719,000	$12,976,777
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	1,836,000	1,871,387
American Express Co., 2.25%, 3/04/2025	6,463,000	6,285,270
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	7,978,000	8,018,892
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	5,420,000	5,325,931
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	9,548,853
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,975,266
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	$6,707,000	$6,212,283
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	8,266,000	8,097,165
		$68,311,824
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$2,748,000	$2,740,208
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	2,950,000	2,954,639
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	2,837,000	2,850,644
		$8,545,491
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,847,733
Real Estate - Office – 0.5%
COPT Defense Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$12,357,095
COPT Defense Property LP, REIT, 2%, 1/15/2029	2,060,000	1,715,660
		$14,072,755
Real Estate - Other – 0.3%
Sun Communities Operating LP, 5.5%, 1/15/2029	$7,053,000	$6,931,126
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$14,678,000	$13,739,534
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	4,697,000	4,118,795
		$17,858,329
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,472,440
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	6,969,348
		$12,441,788
Telecommunications - Wireless – 1.0%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$1,776,000	$1,684,417
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,537,108
Rogers Communications, Inc., 3.2%, 3/15/2027	12,002,000	11,258,804
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,298,254
		$26,778,583
Tobacco – 0.6%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$4,159,000	$4,196,521
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,224,655
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,868,039
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – continued
Philip Morris International, Inc., 4.875%, 2/15/2028	$6,100,000	$5,995,813
		$16,285,028
Transportation - Services – 1.8%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$14,322,000	$14,397,061
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	12,644,000	12,555,749
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,532,480
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,490,145
GXO Logistics, Inc., 6.25%, 5/06/2029 (w)	5,459,000	5,465,212
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,434,859
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	7,800,000	7,664,264
		$50,539,770
U.S. Treasury Obligations – 26.1%
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	$279,372,000	$274,384,774
U.S. Treasury Notes, 4.625%, 11/15/2026	273,785,000	271,710,224
U.S. Treasury Notes, 2.75%, 7/31/2027	194,704,000	182,504,578
		$728,599,576
Utilities - Electric Power – 4.3%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$3,124,000	$3,091,371
Edison International, 4.7%, 8/15/2025	10,842,000	10,678,185
Emera US Finance LP, 0.833%, 6/15/2024	3,730,000	3,703,624
Enel Finance International N.V., 4.25%, 6/15/2025 (n)	15,000,000	14,751,030
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	3,086,000	3,137,738
Entergy Louisiana LLC, 0.95%, 10/01/2024	17,870,000	17,519,131
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,535,262
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,284,204
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	7,426,000	7,440,703
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	7,988,000	7,993,112
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,360,908
Pacific Gas & Electric Co., 6.1%, 1/15/2029	7,485,000	7,545,964
Pacific Gas & Electric Co., 5.55%, 5/15/2029	5,557,000	5,495,848
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,522,811
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	16,784,000	16,775,985
		$120,835,876
Total Bonds (Identified Cost, $2,784,448,867)		$2,716,724,002
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $58,747,939)	58,747,939	$58,747,939

Other Assets, Less Liabilities – 0.5%		14,780,058
Net Assets – 100.0%		$2,790,251,999

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,747,939 and $2,716,724,002, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,013,619,997, representing 36.3% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	685	$138,819,531	June – 2024	$(1,321,409)
26

Portfolio of Investments – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	$(1,930,517)	$(16,813)	$(1,947,330)
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	Daily SOFR/Annually	(517,256)	—	(517,256)
						$(2,447,773)	$(16,813)	$(2,464,586)
At April 30, 2024, the fund had liquid securities with an aggregate value of $5,847,711 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
27

Financial Statements
Statement of Assets and Liabilities
At 4/30/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,784,448,867)	$2,716,724,002
Investments in affiliated issuers, at value (identified cost, $58,747,939)	58,747,939
Receivables for
Investments sold	180,068,836
Fund shares sold	3,993,110
Interest and dividends	26,759,138
Receivable from investment adviser	100,458
Other assets	6,111
Total assets	$2,986,399,594
Liabilities
Payable to custodian	$57,704
Payables for
Distributions	215,859
Net daily variation margin on open cleared swap agreements	805,436
Net daily variation margin on open futures contracts	192,660
Investments purchased	183,950,298
When-issued investments purchased	5,429,467
Fund shares reacquired	4,910,442
Payable to affiliates
Administrative services fee	2,227
Shareholder servicing costs	400,377
Distribution and service fees	8,976
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	174,136
Total liabilities	$196,147,595
Net assets	$2,790,251,999
Net assets consist of
Paid-in capital	$2,972,247,693
Total distributable earnings (loss)	(181,995,694)
Net assets	$2,790,251,999
Shares of beneficial interest outstanding	487,476,168
28

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$934,236,711	162,917,343	$5.73
Class B	939,115	164,064	5.72
Class C	21,946,649	3,828,285	5.73
Class I	528,157,597	92,526,016	5.71
Class R1	489,071	85,612	5.71
Class R2	1,003,553	174,898	5.74
Class R3	629,154	109,633	5.74
Class R4	1,445,079	251,175	5.75
Class R6	1,301,405,070	227,419,142	5.72

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.88 [100 / 97.50 x $5.73]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
29

Financial Statements
Statement of Operations
Year ended 4/30/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$121,299,380
Dividends from affiliated issuers	2,511,231
Other	18,442
Total investment income	$123,829,053
Expenses
Management fee	$10,178,745
Distribution and service fees	2,680,885
Shareholder servicing costs	1,375,565
Administrative services fee	411,196
Independent Trustees' compensation	48,537
Custodian fee	178,310
Shareholder communications	122,897
Audit and tax fees	75,477
Legal fees	15,181
Miscellaneous	334,669
Total expenses	$15,421,462
Fees paid indirectly	(6,442)
Reduction of expenses by investment adviser and distributor	(2,703,153)
Net expenses	$12,711,867
Net investment income (loss)	$111,117,186
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(20,910,246)
Affiliated issuers	10,018
Futures contracts	(4,008,443)
Swap agreements	(9,793,022)
Net realized gain (loss)	$(34,701,693)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$38,252,807
Affiliated issuers	(8,978)
Futures contracts	(1,605,291)
Swap agreements	(2,496,645)
Net unrealized gain (loss)	$34,141,893
Net realized and unrealized gain (loss)	$(559,800)
Change in net assets from operations	$110,557,386
See Notes to Financial Statements
30

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/24	4/30/23
Change in net assets
From operations
Net investment income (loss)	$111,117,186	$71,828,487
Net realized gain (loss)	(34,701,693)	(33,833,545)
Net unrealized gain (loss)	34,141,893	4,449,965
Change in net assets from operations	$110,557,386	$42,444,907
Total distributions to shareholders	$(112,675,801)	$(74,760,872)
Change in net assets from fund share transactions	$(181,633,601)	$(33,994,173)
Total change in net assets	$(183,752,016)	$(66,310,138)
Net assets
At beginning of period	2,974,004,015	3,040,314,153
At end of period	$2,790,251,999	$2,974,004,015
See Notes to Financial Statements
31

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.74	$5.80	$6.09	$5.94	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.13	$0.06	$0.09	$0.14
Net realized and unrealized gain (loss)	(0.01)	(0.05)	(0.28)	0.18	(0.01)
Total from investment operations	$0.21	$0.08	$(0.22)	$0.27	$0.13
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.14)	$(0.07)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$5.73	$5.74	$5.80	$6.09	$5.94
Total return (%) (r)(s)(t)(x)	3.78	1.37	(3.59)	4.59	2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.74	0.75	0.78	0.80
Expenses after expense reductions (f)	0.58	0.57	0.57	0.58	0.64
Net investment income (loss)	3.83	2.30	1.04	1.56	2.41
Portfolio turnover	66	48	39	35	41
Net assets at end of period (000 omitted)	$934,237	$1,019,905	$1,046,034	$1,042,239	$730,945
See Notes to Financial Statements
32

Financial Highlights – continued
Class B	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.73	$5.79	$6.08	$5.93	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.08	$0.02	$0.05	$0.10
Net realized and unrealized gain (loss)	(0.00)(w)	(0.05)	(0.28)	0.18	(0.01)
Total from investment operations	$0.17	$0.03	$(0.26)	$0.23	$0.09
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.09)	$(0.03)	$(0.08)	$(0.11)
Net asset value, end of period (x)	$5.72	$5.73	$5.79	$6.08	$5.93
Total return (%) (r)(s)(t)(x)	3.00	0.61	(4.32)	3.82	1.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.49	1.50	1.53	1.55
Expenses after expense reductions (f)	1.33	1.32	1.32	1.34	1.39
Net investment income (loss)	3.06	1.49	0.29	0.84	1.67
Portfolio turnover	66	48	39	35	41
Net assets at end of period (000 omitted)	$939	$1,663	$2,361	$2,931	$2,714

Class C	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.74	$5.80	$6.09	$5.94	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.08	$0.01	$0.05	$0.09
Net realized and unrealized gain (loss)	(0.01)	(0.05)	(0.28)	0.17	(0.01)
Total from investment operations	$0.16	$0.03	$(0.27)	$0.22	$0.08
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.09)	$(0.02)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$5.73	$5.74	$5.80	$6.09	$5.94
Total return (%) (r)(s)(t)(x)	2.90	0.51	(4.41)	3.71	1.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.49	1.50	1.53	1.55
Expenses after expense reductions (f)	1.43	1.42	1.42	1.43	1.49
Net investment income (loss)	2.98	1.42	0.19	0.75	1.57
Portfolio turnover	66	48	39	35	41
Net assets at end of period (000 omitted)	$21,947	$26,732	$31,747	$39,241	$42,281
See Notes to Financial Statements
33

Financial Highlights – continued
Class I	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.71	$5.77	$6.07	$5.92	$5.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.14	$0.07	$0.10	$0.15
Net realized and unrealized gain (loss)	(0.00)(w)	(0.06)	(0.29)	0.18	(0.00)(w)
Total from investment operations	$0.23	$0.08	$(0.22)	$0.28	$0.15
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.14)	$(0.08)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$5.71	$5.71	$5.77	$6.07	$5.92
Total return (%) (r)(s)(t)(x)	4.11	1.52	(3.63)	4.75	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	0.49	0.50	0.53	0.55
Expenses after expense reductions (f)	0.43	0.42	0.42	0.43	0.49
Net investment income (loss)	3.97	2.47	1.19	1.69	2.56
Portfolio turnover	66	48	39	35	41
Net assets at end of period (000 omitted)	$528,158	$625,604	$570,543	$453,159	$258,164

Class R1	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.72	$5.78	$6.08	$5.93	$5.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.07	$0.01	$0.05	$0.09
Net realized and unrealized gain (loss)	(0.01)	(0.04)	(0.29)	0.17	(0.00)(w)
Total from investment operations	$0.16	$0.03	$(0.28)	$0.22	$0.09
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.09)	$(0.02)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$5.71	$5.72	$5.78	$6.08	$5.93
Total return (%) (r)(s)(t)(x)	2.90	0.51	(4.58)	3.71	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.49	1.50	1.53	1.55
Expenses after expense reductions (f)	1.43	1.42	1.42	1.44	1.48
Net investment income (loss)	2.98	1.22	0.18	0.74	1.57
Portfolio turnover	66	48	39	35	41
Net assets at end of period (000 omitted)	$489	$456	$1,252	$1,597	$1,593
See Notes to Financial Statements
34

Financial Highlights – continued
Class R2	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.74	$5.80	$6.10	$5.94	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.11	$0.05	$0.08	$0.13
Net realized and unrealized gain (loss)	(0.00)(w)	(0.05)	(0.29)	0.19	(0.01)
Total from investment operations	$0.21	$0.06	$(0.24)	$0.27	$0.12
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.12)	$(0.06)	$(0.11)	$(0.14)
Net asset value, end of period (x)	$5.74	$5.74	$5.80	$6.10	$5.94
Total return (%) (r)(s)(t)(x)	3.70	1.12	(3.99)	4.50	1.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	0.99	1.00	1.03	1.05
Expenses after expense reductions (f)	0.83	0.82	0.82	0.84	0.90
Net investment income (loss)	3.59	1.99	0.79	1.32	2.17
Portfolio turnover	66	48	39	35	41
Net assets at end of period (000 omitted)	$1,004	$1,151	$1,646	$1,997	$1,579

Class R3	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.74	$5.80	$6.10	$5.95	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.12	$0.06	$0.09	$0.14
Net realized and unrealized gain (loss)	0.01	(0.05)	(0.29)	0.18	(0.00)(w)
Total from investment operations	$0.22	$0.07	$(0.23)	$0.27	$0.14
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.13)	$(0.07)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$5.74	$5.74	$5.80	$6.10	$5.95
Total return (%) (r)(s)(t)(x)	3.86	1.27	(3.85)	4.48	2.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.74	0.75	0.78	0.80
Expenses after expense reductions (f)	0.68	0.67	0.67	0.69	0.75
Net investment income (loss)	3.73	2.08	0.96	1.50	2.32
Portfolio turnover	66	48	39	35	41
Net assets at end of period (000 omitted)	$629	$595	$1,001	$1,318	$1,512
See Notes to Financial Statements
35

Financial Highlights – continued
Class R4	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.76	$5.82	$6.11	$5.96	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.14	$0.07	$0.11	$0.15
Net realized and unrealized gain (loss)	(0.01)	(0.05)	(0.28)	0.17	(0.02)
Total from investment operations	$0.22	$0.09	$(0.21)	$0.28	$0.13
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.15)	$(0.08)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$5.75	$5.76	$5.82	$6.11	$5.96
Total return (%) (r)(s)(t)(x)	3.93	1.56	(3.43)	4.74	2.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	0.49	0.50	0.53	0.55
Expenses after expense reductions (f)	0.43	0.42	0.42	0.44	0.49
Net investment income (loss)	4.00	2.48	1.16	1.73	2.58
Portfolio turnover	66	48	39	35	41
Net assets at end of period (000 omitted)	$1,445	$1,039	$906	$275	$242

Class R6	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$5.72	$5.79	$6.08	$5.93	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.14	$0.08	$0.11	$0.16
Net realized and unrealized gain (loss)	0.01	(0.06)	(0.28)	0.17	(0.02)
Total from investment operations	$0.24	$0.08	$(0.20)	$0.28	$0.14
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.15)	$(0.09)	$(0.13)	$(0.16)
Net asset value, end of period (x)	$5.72	$5.72	$5.79	$6.08	$5.93
Total return (%) (r)(s)(t)(x)	4.19	1.42	(3.39)	4.82	2.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41	0.41	0.43	0.46	0.48
Expenses after expense reductions (f)	0.35	0.35	0.35	0.37	0.42
Net investment income (loss)	4.06	2.53	1.26	1.77	2.64
Portfolio turnover	66	48	39	35	41
Net assets at end of period (000 omitted)	$1,301,405	$1,296,859	$1,116,143	$942,709	$599,945

See Notes to Financial Statements
36

Financial Highlights – continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
37

Notes to Financial Statements
(1) Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
38

Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar
39

Notes to Financial Statements  - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$728,599,576	$—	$728,599,576
Non - U.S. Sovereign Debt	—	20,278,298	—	20,278,298
Municipal Bonds	—	17,068,757	—	17,068,757
U.S. Corporate Bonds	—	833,995,135	—	833,995,135
Residential Mortgage-Backed Securities	—	52,939,919	—	52,939,919
Commercial Mortgage-Backed Securities	—	132,465,251	—	132,465,251
Asset-Backed Securities (including CDOs)	—	460,889,310	—	460,889,310
Foreign Bonds	—	470,487,756	—	470,487,756
Mutual Funds	58,747,939	—	—	58,747,939
Total	$58,747,939	$2,716,724,002	$—	$2,775,471,941
Other Financial Instruments
Futures Contracts – Liabilities	$(1,321,409)	$—	$—	$(1,321,409)
Swap Agreements – Liabilities	—	(2,464,586)	—	(2,464,586)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future
40

Notes to Financial Statements  - continued
exceeds the daily limit set by the exchange.  The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(1,321,409)
Interest Rate	Cleared Swap Agreements	(2,464,586)
Total		$(3,785,995)
(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(4,008,443)	$(9,793,022)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(1,605,291)	$(2,496,645)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements.
41

Notes to Financial Statements  - continued
For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the
42

Notes to Financial Statements  - continued
Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
43

Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
44

Notes to Financial Statements  - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/24	Year ended 4/30/23
Ordinary income (including any short-term capital gains)	$112,675,801	$74,760,872
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$2,847,982,041
Gross appreciation	3,196,288
Gross depreciation	(79,492,383)
Net unrealized appreciation (depreciation)	$(76,296,095)
Undistributed ordinary income	11,455,556
Undistributed long-term capital gain	(107,167,206)
Other temporary differences	(9,987,949)
Total distributable earnings (loss)	$(181,995,694)
45

Notes to Financial Statements  - continued
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(29,147,118)
Long-Term	(78,020,088)
Total	$(107,167,206)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/24	Year ended 4/30/23
Class A	$37,629,674	$25,285,679
Class B	40,402	32,502
Class C	699,371	453,519
Class I	21,263,061	14,920,816
Class R1	14,440	8,187
Class R2	40,863	28,472
Class R3	30,412	17,486
Class R4	48,214	24,694
Class R6	52,909,364	33,789,621
Class 529A	—	199,896
Total	$112,675,801	$74,760,872
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2025. For the year ended April 30, 2024, this management fee reduction amounted to $359,646, which is
46

Notes to Financial Statements  - continued
included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2024. For the year ended April 30, 2024, this reduction amounted to $1,371,038, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $93,869 for the year ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 2,424,645
Class B	0.75%	0.25%	1.00%	0.90%	13,012
Class C	0.75%	0.25%	1.00%	1.00%	230,857
Class R1	0.75%	0.25%	1.00%	1.00%	4,747
Class R2	0.25%	0.25%	0.50%	0.40%	5,617
Class R3	—	0.25%	0.25%	0.25%	2,007
Total Distribution and Service Fees					$2,680,885
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2024, based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2024, this waiver amounted to $969,849 and $1,303 for Class A and Class B shares, respectively, and is included in the reduction of total expenses
47

Notes to Financial Statements  - continued
in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the year ended April 30, 2024, this waiver amounted to $1,123 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2024, this rebate amounted to $194 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2024, were as follows:
Amount
Class A	$41,696
Class B	475
Class C	3,633
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2024, the fee was $167,089, which equated to 0.0060% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,208,476.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
48

Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August  3, 2022, MFS redeemed 11 shares of Class R6 for an aggregate amount of $63.
(4) Portfolio Securities
For the year ended April 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,274,236,194	$1,127,149,154
Non-U.S. Government securities	535,740,656	888,137,395
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	44,319,398	$253,725,089	72,153,223	$411,965,008
Class B	26,405	150,240	55,836	316,341
Class C	1,231,274	7,062,677	1,971,499	11,255,420
Class I	45,970,918	262,028,830	73,321,138	415,905,432
Class R1	16,671	94,651	3,851	21,916
Class R2	35,850	204,960	14,560	83,153
Class R3	72,553	413,496	33,920	193,944
Class R4	174,935	1,008,246	30,792	175,900
Class R6	52,251,549	298,799,080	113,492,676	650,016,899
Class 529A	—	—	272,247	1,579,104
	144,099,553	$823,487,269	261,349,742	$1,491,513,117
49

Notes to Financial Statements  - continued
	Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	6,432,166	$36,848,095	4,349,462	$24,789,017
Class B	7,031	40,183	5,686	32,316
Class C	107,470	615,446	71,228	405,448
Class I	3,402,752	19,412,827	2,251,266	12,771,677
Class R1	2,530	14,440	1,422	8,080
Class R2	7,021	40,255	4,902	27,947
Class R3	5,207	29,841	3,049	17,382
Class R4	8,369	48,117	4,319	24,694
Class R6	9,186,711	52,518,082	5,886,069	33,458,996
Class 529A	—	—	39,556	229,822
	19,159,257	$109,567,286	12,616,959	$71,765,379
Shares reacquired
Class A	(65,622,383)	$(375,813,663)	(79,137,216)	$(451,526,635)
Class B	(159,910)	(911,977)	(178,998)	(1,014,815)
Class C	(2,171,628)	(12,422,015)	(2,858,691)	(16,287,951)
Class I	(66,390,813)	(378,241,601)	(64,871,036)	(368,040,935)
Class R1	(13,391)	(76,091)	(141,992)	(812,046)
Class R2	(68,475)	(392,510)	(102,733)	(586,423)
Class R3	(71,800)	(416,369)	(105,891)	(603,851)
Class R4	(112,703)	(649,409)	(10,292)	(58,807)
Class R6	(60,556,870)	(345,764,521)	(85,757,860)	(488,492,469)
Class 529A	—	—	(46,590,587)	(269,848,737)
	(195,167,973)	$(1,114,688,156)	(279,755,296)	$(1,597,272,669)
Net change
Class A	(14,870,819)	$(85,240,479)	(2,634,531)	$(14,772,610)
Class B	(126,474)	(721,554)	(117,476)	(666,158)
Class C	(832,884)	(4,743,892)	(815,964)	(4,627,083)
Class I	(17,017,143)	(96,799,944)	10,701,368	60,636,174
Class R1	5,810	33,000	(136,719)	(782,050)
Class R2	(25,604)	(147,295)	(83,271)	(475,323)
Class R3	5,960	26,968	(68,922)	(392,525)
Class R4	70,601	406,954	24,819	141,787
Class R6	881,390	5,552,641	33,620,885	194,983,426
Class 529A	—	—	(46,278,784)	(268,039,811)
	(31,909,163)	$(181,633,601)	(5,788,595)	$(33,994,173)
50

Notes to Financial Statements  - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 13%, 5%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund.
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2024, the fund’s commitment fee and interest expense were $15,296 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$45,501,380	$827,060,854	$813,815,335	$10,018	$(8,978)	$58,747,939

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,511,231	$—
51

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of
MFS Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
52

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 20, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
53

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	135	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	135	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	135	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	135	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	135	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	135	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	135	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
54

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	135	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	135	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
55

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	135	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	135	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee
56

Trustees and Officers - continued
shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Philipp Burgener Alexander Mackey
57

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
58

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
59

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
60

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
61

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2024
MFS®  Municipal Limited
Maturity Fund
MTL-ANN

MFS® Municipal Limited
Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	11.3%
Utilities - Other	10.7%
Multi-family Housing	10.7%
Municipal Student Loans	9.0%
Airport Revenue	8.1%
Investor Owned Utilities	7.7%
General Obligations - Schools	4.9%
Single Family Housing - State	4.6%
General Obligations - General Purpose	3.8%
Miscellaneous Revenue - Other	3.1%
Composition including fixed income credit quality (a)(i)
AAA	9.9%
AA	22.8%
A	37.2%
BBB	18.9%
BB	5.5%
B	0.1%
CCC	0.4%
CC (o)	0.0%
C (o)	0.0%
Not Rated	4.8%
Cash & Cash Equivalents	0.4%
Portfolio facts
Average Duration (d)	3.2
Average Effective Maturity (m)	4.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.

Management Review
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 2.86% at net asset value. This compares with a return of 1.72% for the fund’s benchmark, the Bloomberg 1-9 Year Municipal Bond Index.
Market Environment
In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work is needed before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East caused trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have indicated their desire to begin cutting rates in the months ahead, although stickier-than-expected inflation could delay cuts in the US. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the reporting period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
Amid this eventful backdrop, the investment grade municipal market generated positive returns over the period. Securities in the lower-rated investment grade credit quality tiers and bonds with very short (<2 years) and very long maturities (> 15 years) outperformed. Yields rose across the tax-exempt municipal curve, most notably in the short (within one year) segment. A positive for income-oriented investors, the yield (yield-to-worst) on the index for this fund ended the period at 3.42%, well above its five-year average.
Factors Affecting Performance
Relative to the Bloomberg 1-9 Year Municipal Bond Index, the fund’s asset allocation decisions contributed to performance. From a quality perspective, exposure to both non-rated(r) and “BB” rated bonds, for which the benchmark has no exposure, and the fund’s overweight allocation to “BBB” rated bonds strengthened relative returns. From a sector perspective, an overweight allocation to the industrial revenue sector also helped relative returns. Security selection within the housing sector coupled with the fund’s short duration(d) positioning over the reporting period also strengthened relative performance.
Conversely, security selection within the industrial revenue sector detracted from the fund’s relative performance. Unfavorable security selection within “BBB” rated bonds also weakened relative results.

Management Review - continued
Respectfully,
Portfolio Manager(s)
Michael Dawson, Jason Kosty, Megan Poplowski, and Geoffrey Schechter
Note to Shareholders: Effective September 30, 2025, Geoffrey Schechter will no longer be a Portfolio Manager of the fund.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 4/30/24
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment

Performance Summary  - continued
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	3/17/1992	2.86%	1.13%	1.56%	N/A
B	9/07/1993	2.11%	0.38%	0.81%	N/A
C	7/01/1994	1.99%	0.28%	0.70%	N/A
I	8/30/2010	3.01%	1.28%	1.71%	N/A
R6	9/01/2017	3.22%	1.36%	N/A	1.54%
Comparative benchmark(s)

Bloomberg 1-9 Year Municipal Bond Index (f)	1.72%	1.14%	1.56%	N/A
Average annual with sales charge

A With Initial Sales Charge (2.50%)	0.29%	0.62%	1.30%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.89)%	(0.00)%	0.81%	N/A
C With CDSC (1% for 12 months) (v)	0.99%	0.28%	0.70%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg 1-9 Year Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the medium-term (1 to 9 years) tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share

Performance Summary  - continued
classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.58%	$1,000.00	$1,041.44	$2.94
	Hypothetical (h)	0.58%	$1,000.00	$1,021.98	$2.92
B	Actual	1.33%	$1,000.00	$1,037.76	$6.74
	Hypothetical (h)	1.33%	$1,000.00	$1,018.25	$6.67
C	Actual	1.43%	$1,000.00	$1,037.08	$7.24
	Hypothetical (h)	1.43%	$1,000.00	$1,017.75	$7.17
I	Actual	0.43%	$1,000.00	$1,042.24	$2.18
	Hypothetical (h)	0.43%	$1,000.00	$1,022.73	$2.16
R6	Actual	0.36%	$1,000.00	$1,043.95	$1.83
	Hypothetical (h)	0.36%	$1,000.00	$1,023.07	$1.81
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.MFS Municipal Limited Maturity Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.6%
Alabama - 4.7%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,234,992
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	4,645,000	4,622,009
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	1,000,000	1,009,782
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	325,518
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	10,000,000	10,007,022
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,130,000	6,038,234
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,303,850
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	3,996,848
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,281,861
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	859,908
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	644,998
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,175,140
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2025	1,500,000	1,524,426
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2026	1,500,000	1,546,934
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2027	1,250,000	1,309,331
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “A”, 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,890,266
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	11,000,000	10,943,756
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	752,165
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	794,573
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,054,610

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	$2,225,000	$2,244,257
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	6,978,005
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,091,920
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	6,380,000	6,583,156
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	12,597,409
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,228,571
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	10,000,000	10,682,211
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	9,997,197
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	149,652
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	102,726
		$122,971,327
Alaska - 0.2%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 6/01/2024	$400,000	$399,444
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	650,000	650,585
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	4,755,000	4,983,785
		$6,033,814
Arizona - 3.8%
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2024	$125,000	$125,126
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2025	145,000	146,769
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	164,880
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	130,343
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	131,702
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	143,530

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2031	$125,000	$133,792
Arizona Industrial Development Authority Education Rev., Taxable (KIPP NYC Public Charter Schools - Gerard Facility Project), “C”, 1.8%, 7/01/2024	225,000	223,160
Arizona Industrial Development Authority Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	1,033,000	1,051,492
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 4.1%, 12/01/2037 (Put Date 6/15/2028)	2,000,000	1,995,801
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	7,502,851
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	18,845,000	19,245,712
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	2,085,000	2,065,126
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,301,104
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,413,951
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,223,644
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	550,640
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,155,450
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	742,789
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	555,000	502,268
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	675,000	683,087
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	134,855

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	$175,000	$173,887
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	199,477
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	199,973
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	326,012
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	251,215
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 3%, 1/01/2038 (Put Date 6/01/2024)	10,560,000	10,546,389
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	416,660
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	574,786
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	515,000	510,847
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	1,265,000	1,209,752
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	5,315,000	5,913,867
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.1%, 12/01/2035 (Put Date 8/01/2024)	25,000,000	25,000,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2024	400,000	399,814
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,123,569
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2027	600,000	608,773
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2028	150,000	153,262
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	2,690,000	2,707,867

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	$6,310,000	$6,990,311
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	224,445
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	272,999
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,197,642
		$99,769,619
Arkansas - 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$6,809,741
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2024	200,000	199,519
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	148,228
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	181,686
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	92,988
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	223,533
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	400,505
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	678,894
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	530,670
		$9,265,764
California - 4.6%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$1,875,000	$1,868,211
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	17,250,000	17,995,600
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,480,000	8,109,602
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	350,210
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	354,697

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	$4,560,000	$4,006,308
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	10,743,633
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2024	835,000	832,023
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,133,549
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,000,858
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	210,367
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	133,714
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	135,843
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	440,952
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	223,256
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	254,073
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,288,890
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “A”, 4.375%, 9/01/2053 (Put Date 9/01/2033)	10,000,000	10,267,249
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	450,000	450,157
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	3,795,000	3,792,102
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “B”, 4.8%, 11/01/2041 (Put Date 6/02/2025)	1,000,000	1,000,705
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	4,979,230
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	378,324

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	$400,000	$396,310
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	324,984
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	336,231
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	25,470
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	25,070
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	30,564
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,160,000	3,064,247
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,321,699
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,147,087
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	2,209,000	2,250,551
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,384,480
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS + Homekey Portfolio), “B”, 3.75%, 4/01/2034	852,703	846,555
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS + Homekey Portfolio), “C”, 3.75%, 4/01/2034	2,144,266	2,128,807
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,205,000	1,205,000
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	95,000
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2026	2,225,000	2,276,707
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,016,187
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,273,999
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2035	7,500,000	8,503,453

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2036	$4,500,000	$5,067,397
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,575,520
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,175,216
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,047,361
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,161,477
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,019,704
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,487,190
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,675,383
		$119,811,202
Colorado - 2.7%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	$400,000	$402,273
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	135,816
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	178,396
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	127,681
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	139,422
Colorado Education Loan Program, Tax & Rev. Anticipation Notes, “B”, 4.5%, 6/28/2024	5,000,000	5,004,347
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,046,908
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,135,000	1,136,748
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,558
Colorado Health Facilities Authority Rev. (AdventHealth), “B”, 5%, 11/15/2049 (Put Date 11/19/2026)	17,720,000	18,257,492
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	388,845
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	317,194
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	488,096

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	$460,000	$451,223
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	418,907
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	483,470
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	920,822
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,125,059
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,343,922
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,539,269
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,084,197
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,216,547
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2024	300,000	300,305
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2025	325,000	326,779
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2025	400,000	404,416
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	1,500,000	1,470,634
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	307,275
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	515,588
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	623,360
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2028	850,000	896,175
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,230,761
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	14,811,226
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,502,284
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,015,557

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	$500,000	$508,933
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,310,141
		$69,060,626
Connecticut - 1.3%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$1,931,612
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,839,323
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	3,000,000	2,883,930
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2026	1,000,000	1,018,231
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2027	1,440,000	1,477,590
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2028	890,000	922,709
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2029	2,000,000	2,091,388
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2030	2,030,000	2,141,231
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-2”, 4.4%, 5/15/2066 (Put Date 11/15/2026)	5,500,000	5,520,595
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	5,630,000	5,830,153
Danbury, CT, General Obligation Anticipation Notes, 5%, 9/24/2024 (n)	2,500,000	2,508,629
East Hartford, CT, Housing Authority Multi-Family Rev. (Summerfield Townhouses Project), “A”, 4.25%, 2/01/2027 (Put Date 2/01/2025)	3,000,000	3,001,131
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	400,425
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,282,586
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	419,991
		$33,269,524

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - 0.2%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$75,000	$74,975
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	165,000	158,617
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,751,306
		$5,984,898
District of Columbia - 1.7%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,068,522
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Rev. (Parcel 42 Project), 1.7%, 9/01/2041 (Put Date 3/01/2025)	9,000,000	8,786,713
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,374,932
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,187,015
District of Columbia, Housing Finance Agency, Multi-Family Development Program, Taxable, “B-3”, 0.9%, 10/01/2024	1,400,000	1,371,921
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Cascade Park Apartments II Project), 0.7%, 8/01/2042 (Put Date 8/01/2024)	3,970,000	3,932,512
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Clara Apartments Project), 3.75%, 4/01/2025 (Put Date 10/01/2024)	1,500,000	1,498,753
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Paxton Project), 4%, 9/01/2040 (Put Date 9/01/2025)	3,750,000	3,731,134
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	10,000,000	10,027,012
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	7,000,000	7,308,843
		$45,287,357

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 2.2%
Broward County, FL, Multi-Family Housing Rev. (Pinnacle 441 Phase 2 LLC), 4.05%, 9/01/2056 (Put Date 3/01/2026)	$3,000,000	$2,997,465
Broward County, FL, Multi-Family Housing Rev. (Solaris Apartments), “B”, FNMA, 0.7%, 1/01/2025 (Put Date 7/01/2024)	4,375,000	4,347,200
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	430,343
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	576,433
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	962,114
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,064,484
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	402,757
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	290,359
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	450,000	477,361
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,207,673
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	771,406
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	490,675
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,545,985
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,343,793
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,062,685
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2025	920,000	925,873
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	509,502
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	141,709
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Culmer Apartments), “C”, 5%, 12/01/2026 (Put Date 12/01/2025)	2,000,000	2,022,533
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	5,600,000	5,642,051

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	$4,050,000	$4,114,606
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,435,666
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,489,354
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 5.4%, 5/01/2028	700,000	710,400
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,703,739
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	400,864
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	1,145,000	1,150,933
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cutler Vista Housing LP), 5%, 3/01/2027 (Put Date 9/01/2025)	3,000,000	3,030,177
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Emerald Dunes), “B”, 4.05%, 9/01/2026 (Put Date 9/01/2025)	1,750,000	1,742,298
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025)	4,250,000	4,285,077
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (St. Mary Towers Apartments), 3.4%, 4/01/2041 (Put Date 10/01/2026)	1,750,000	1,718,292
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,019,590
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,775,172
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,183,454
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	154,571
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	207,349
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	208,439
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	209,537
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	263,116

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	$100,000	$101,457
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	280,000	265,517
Pompano Beach, FL, Rev. (John Knox Village Project), “B-1”, 2%, 1/01/2029	1,080,000	962,045
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	139,251
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	177,417
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	100,085
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	101,110
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	102,328
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	186,792
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	242,273
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	240,322
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	270,500
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	325,421
		$58,229,553
Georgia - 3.7%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,417,461
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	893,436
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	6,256,616
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.875%, 8/01/2043 (Put Date 8/19/2025)	2,000,000	1,952,898
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	750,000	750,073

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “A”, 1.5%, 1/01/2040 (Put Date 2/03/2025)	$2,030,000	$1,962,978
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	808,164
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	519,353
DeKalb County, GA, Development Authority Rev. (Global Academy, Inc. Project), “A”, 4%, 6/01/2035	500,000	488,163
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	12,880,000	12,464,789
DeKalb, GA, Housing Authority, Multi-Family Housing Rev. (Tranquility at Decatur Project), “B”, 2.77%, 9/01/2025 (Put Date 3/01/2025)	1,325,000	1,303,948
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	9,866,366
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	14,540,000	14,541,928
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,184,879
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,766,037
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	15,080,504
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	8,325,000	8,765,321
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	850,000	879,253
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,319,411
		$95,221,578
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$413,760
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	590,976
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	762,244
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,674,671
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	525,834

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	$450,000	$378,774
		$4,346,259
Hawaii - 0.1%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	$250,000	$250,285
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	354,305
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	259,199
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	529,677
		$1,393,466
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,038,973
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,163,945
Idaho Housing and Finance Association, Multi-Family Housing Rev. (Sunset Landing Apartments Project), “A”, 0.7%, 7/01/2024	1,840,000	1,822,815
		$6,025,733
Illinois - 9.2%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,501,999
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,519,005
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,174,737
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,108,067
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,640,049
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,724,208
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,462,014
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	1,500,000	1,689,683
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,507,622
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2034	5,000,000	5,285,747
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	825,000	871,282
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6.1%, 4/01/2036	7,740,000	8,226,368
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5%, 12/01/2034	5,000,000	5,306,926
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.25%, 12/01/2035	7,145,000	7,683,097

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	$6,070,000	$6,281,832
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,685,000	1,739,080
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,120,000	1,165,783
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	845,000	886,335
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,315,000	2,440,934
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,319,105
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,523,295
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,072,199
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,835,867
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,344,039
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2024	1,000,000	1,004,247
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,312,243
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,222,978
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,577,997
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	4,265,000	4,453,139
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,058,246
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,086,983
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,574,683
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	3,110,000	3,200,359
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,201,077
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 6/15/2024	7,075,000	7,038,537
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,153,563
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	10,000,000	10,830,049

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2032	$1,000,000	$1,093,688
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2033	1,000,000	1,103,566
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	1,637,250	1,632,505
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2025	2,000,000	2,010,053
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,557,574
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	2,000,000	2,053,978
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,024,479
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	580,282
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	151,408
Chicago, IL,Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	1,500,000	1,559,297
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	557,159
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,180,733
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	215,019
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	452,535
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	270,000	268,288
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	1,935,000	1,946,722
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2025	460,000	459,265
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	484,319
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	532,179
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	594,830
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	831,574

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	$4,000,000	$4,000,606
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	803,232
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	910,170
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	958,019
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,031,901
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,085,683
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	755,434
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	760,108
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	1,035,000	439,875
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	206,519
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	267,168
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	251,448
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,351,146
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	757,474
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	227,242
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,325,614
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	244,629

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	$1,250,000	$1,289,565
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	876,904
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	632,996
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	245,000	221,722
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	501,044
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	508,302
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	512,493
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	517,492
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	526,283
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	526,284
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	447,171
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	525,872
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	2,190,000	2,170,561
Illinois Housing Development Authority Multi-Family Housing Rev. (South Shore), GNMA, 4%, 6/01/2026 (Put Date 6/01/2025)	6,175,000	6,143,410
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	498,945

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	$2,405,000	$2,557,856
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	964,173
Illinois Toll Highway Authority Senior Rev., “B”, 5%, 1/01/2040	9,000,000	9,159,520
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	346,797
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	713,994
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	544,884
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	97,431
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	456,225
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	471,077
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	79,818
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	165,405
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	171,030
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	428,309
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	701,446
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	539,461
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	665,102
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,052,582
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,385,013
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	329,358
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	255,730
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	701,318
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	784,634

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	$1,200,000	$1,197,336
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,703,216
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,004,807
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,044,770
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2025	175,000	175,864
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2026	125,000	126,908
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	120,000	123,569
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2035	250,000	279,325
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2036	225,000	250,001
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	210,000	231,077
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2035	525,000	575,329
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2036	265,000	288,356
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2037	225,000	242,660
State of Illinois, General Obligation, 5%, 2/01/2025	6,190,000	6,236,384
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	910,000	910,947
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,605,413
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	240,262
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	382,425
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	927,579
		$238,705,530
Indiana - 2.3%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,001,578
Brownsburg, IN, 1999 School Building Corp., Anticipation Notes, “A”, 4.5%, 3/15/2025	7,500,000	7,516,617
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2024	640,000	639,401

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	$570,000	$570,801
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	342,078
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	101,141
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	469,800
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 4.5%, 6/01/2033	3,425,000	3,471,197
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	271,906
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,527,769
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	762,440
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	804,516
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,174,240
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,011,838
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,549,846
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2024	1,000,000	1,000,334
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2025	1,250,000	1,255,970
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	2,000,000	2,022,688
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,042,519
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,798,366
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,552,325
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,507,731
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	542,772
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,005,769

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Rev, “E”, 5%, 3/01/2033	$1,000,000	$1,083,402
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2024	690,000	689,890
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	355,393
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	361,011
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,522,559
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,242,694
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,564,200
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,038,934
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,045,427
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/01/2034 (w)	2,650,000	2,677,819
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	5,028,834
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047 (Put Date 11/01/2024)	7,500,000	7,509,448
		$59,063,253
Iowa - 0.4%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	$1,000,000	$1,003,336
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,438,424
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	2,000,000	2,098,437
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	2,100,000	2,216,571
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	3,750,000	3,951,365
		$10,708,133
Kansas - 0.7%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2024 (n)	$1,300,000	$1,298,775
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	85,000	84,607
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	316,909
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	324,921

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	$300,000	$293,472
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,763,915
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,858,934
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2028	1,960,000	1,955,202
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,057,895
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,167,992
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,272,213
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	2,010,000	2,020,004
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “B”, 5.125%, 12/01/2026	1,000,000	995,785
		$17,410,624
Kentucky - 2.6%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,439,862
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	9,677,762
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2024	225,000	225,191
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	272,997
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	230,004
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,595,000	2,505,660
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,748,134
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,016,264

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	$2,625,000	$2,668,500
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	700,234
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	500,000	500,167
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,360,273
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	750,000	755,707
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,032,230
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	965,309
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,067,257
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,022,419
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,186,566
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	727,988
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,299,978
Kentucky Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.25%, 7/01/2054	10,000,000	11,034,168
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2025	160,000	163,000
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	95,000	95,464
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,147,002
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,049,680
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	2,385,000	2,373,224
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	1,785,000	1,784,319
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	5,000,000	4,998,714

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	$945,000	$945,876
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	6,075,000	6,080,634
		$67,074,583
Louisiana - 0.5%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$4,430,000	$4,936,448
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	500,000	490,222
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	704,813
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	299,305
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	405,650
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,108,291
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	303,391
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,094,017
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	350,217
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	700,299
		$13,392,653
Maine - 0.0%
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2024	$310,000	$311,317
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2025	330,000	333,611
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2026	360,000	365,233
		$1,010,161

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - 0.5%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$848,751
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,006,405
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	245,000	244,353
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	342,110
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	295,000	293,103
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,349,347
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,603,734
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	654,110
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	475,863
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	499,776
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	436,670
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	307,402
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	299,630
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	296,574
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,516,908
		$12,174,736
Massachusetts - 1.7%
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	$475,000	$482,210
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	615,605
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	540,604
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,499,203
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2024	225,000	224,604

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	$230,000	$227,787
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	142,941
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	250,492
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	322,988
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	55,000	54,833
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,509,965
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,776,564
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,052,016
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,000,744
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,155,435
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,503,566
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,004,083
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	787,509
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	861,307
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	366,066
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	354,645
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	359,320
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,278,214
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	600,805
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	860,467
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,016,383

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	$1,500,000	$1,541,181
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	45,000	44,640
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,471,997
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	5,005,000	4,781,948
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “B”, 4.25%, 7/01/2044	4,000,000	3,864,900
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	3,725,000	3,352,148
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	986,198
Massachusetts Housing Finance Agency, “A-3”, 3.05%, 12/01/2027	2,000,000	1,952,288
		$43,843,656
Michigan - 3.3%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	$1,000,000	$1,001,398
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2033	1,900,000	1,901,043
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,000,913
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,075,000
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	665,835
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	549,704
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.55%, 5/01/2024	2,340,000	2,340,000
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.83%, 5/01/2025	1,000,000	955,535
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	8,405,000	8,595,451
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,297,653
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,633,101

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	$10,000,000	$10,076,529
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,010,150
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,162,977
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	837,799	816,793
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	7,735,000	7,775,571
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	1,715,000	1,642,440
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	3,335,000	3,473,704
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	10,750,000	10,686,840
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,500,898
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	5,985,072
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,046,191
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,081,697
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,093,652
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,033,806
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	534,991
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	251,695
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	357,827
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,795,231
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,891,769

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	$2,595,000	$2,732,430
		$84,965,896
Minnesota - 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	$400,000	$388,637
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	223,662
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	671,987
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2025	135,000	136,290
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	504,776
Minnesota Housing Finance Agency, Rental Housing, “A”, GNMA, 2.3%, 8/01/2024	1,000,000	993,444
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	1,885,000	1,876,379
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.7%, 7/01/2024	375,000	371,683
Minnesota Housing Finance Agency, Residential Housing, “O”, GNMA, 6%, 7/01/2053	5,000,000	5,325,635
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	616,402
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	856,209
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	712,470
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	717,977
		$13,395,551
Mississippi - 1.2%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	$2,780,000	$2,781,240
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	3,698,635
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	1,956,640
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	380,427
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	353,736

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	$380,000	$372,394
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	828,705
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	740,093
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	280,000	287,136
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	752,596
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,484,791
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,040,743
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	537,326
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	830,919
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,024,919
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	425,417
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,393,408
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	2,908,635
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	433,743
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	439,325
		$30,670,828
Missouri - 0.8%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	$425,000	$425,518
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	150,752
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	154,313
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	198,484
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	399,756
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	280,226

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	$215,000	$215,062
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	2,610,510
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	8,301,131
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Loan Program), “E”, GNMA, 6.5%, 5/01/2054	3,440,000	3,840,495
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2024	400,000	400,000
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	145,056
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	1,900,000	1,804,550
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., Taxable, “A”, 3%, 12/01/2027	940,000	928,866
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	280,210
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	300,806
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	352,596
		$20,788,331
Montana - 0.2%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$6,220,000	$6,149,154
Nevada - 0.5%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2024	$1,500,000	$1,501,373
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2025	2,545,000	2,574,408
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	1,545,000	1,587,050
Director of the State of Nevada, Department of Business & Industry Rev. (Brightline West Passenger Rail Project), “A”, 4%, 1/01/2050 (Put Date 1/30/2025)	1,820,000	1,819,993

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	$2,635,000	$2,642,007
Washoe County, NV, Gas and Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 3.625%, 3/01/2036 (Put Date 10/01/2029)	1,000,000	993,351
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	860,000	860,537
Washoe County, NV, Water Facilities Rev., “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,275,000	1,275,796
		$13,254,515
New Hampshire - 1.3%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$4,300,000	$4,269,826
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	287,611
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	260,515
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	563,412
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	289,454
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	268,454
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	281,174
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	15,025,000	15,198,999
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	905,000	866,719
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	495,000	475,621
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	1,910,000	1,940,198
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “C”, GNMA, 6.25%, 1/01/2055	7,995,000	8,604,372
		$33,306,355

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - 3.8%
Atlantic City, NJ, Board of Education, 4%, 4/01/2025	$175,000	$175,426
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2024	150,000	150,239
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	207,996
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	305,525
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	3,625,000	3,684,603
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 4%, 2/27/2025	2,500,000	2,502,060
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,223,629
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	929,391
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	808,167
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,003,245
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,011,759
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,027,181
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,688,140
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,166,061
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,631,482
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,056,314
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,567,407
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,128,001
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	300,273
New Jersey Economic Development Authority Rev. (School Facilities Construction), Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,585,049

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	$2,350,000	$2,320,338
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,050,647
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,151,489
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,433,014
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,081,882
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	331,949
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	421,191
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	342,412
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	6,915,000	6,637,661
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,363,880
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	578,396
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,638,787
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	862,680
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,350,889
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,461,640
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,593,254
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,038,026
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (New Irvine Taylor Apartments Project), “C”, HUD Section 8, 3.67%, 2/01/2026	3,165,000	3,127,353
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,070,951
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,004,052

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	$550,000	$517,846
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,267,126
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,592,050
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,379,561
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,307,269
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 0.897%, 1/01/2025	1,905,000	1,848,473
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,222,220
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2024	420,000	420,666
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	711,368
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,447,745
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	1,884,386
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,784,185
Salem County, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025 (Put Date 3/01/2025)	2,500,000	2,503,591
		$97,898,925
New Mexico - 1.2%
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	$1,000,000	$1,009,721
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	7,000,000	6,915,948
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024	120,000	120,452
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	174,702
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	150,091
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	307,677

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	$225,000	$237,724
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	488,302
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	325,194
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	378,841
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	2,000,000	2,056,421
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	4,000,000	4,169,129
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	1,840,173
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	960,281
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,063,176
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,018,864
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	1,500,000	1,510,735
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartment & Sangre de Cristo Project), HUD Section 8, 5%, 2/01/2042 (Put Date 6/01/2025)	2,375,000	2,380,840
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	5,315,000	5,720,659
		$30,828,930
New York - 5.5%
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2024	$120,000	$119,808
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	245,000	238,017
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	601,349
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	716,672

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	$2,400,000	$2,379,663
New York Dormitory Authority, Personal Income Tax Rev. (General Purpose), 5.25%, 3/15/2039	3,070,000	3,276,992
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	6,800,000	6,802,814
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032 (Put Date 7/01/2025)	11,125,000	11,000,490
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	800,000	779,228
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	19,050,000	18,098,346
New York Housing Finance Agency Affordable Housing Rev., “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	2,991,093
New York Housing Finance Agency Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	2,080,000	2,056,908
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	850,000	797,247
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 3.5%, 10/01/2052	5,770,000	5,628,067
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2024	1,955,000	1,960,298
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2025	1,990,000	2,004,746
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,056,047
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,102,229
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	3,160,000	3,083,988
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	13,780,000	13,869,485
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,114,606
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,834,304

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	$1,250,000	$1,253,736
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,113,360
New York Urban Development Development Corp., Personal Income Tax Rev. ( General Purpose), “A”, 5%, 3/15/2035	10,000,000	10,215,739
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	485,785
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,392,695
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,134,654
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,211,648
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	6,940,000	6,842,724
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,625,439
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,425,448
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,000,381
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	175,079
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,823,374
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,498,615
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	464,805
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	235,023
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.45%, 9/01/2024	100,000	98,521
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	104,087
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	128,209
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	120,336

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	$500,000	$498,207
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2024	700,000	700,189
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	754,926
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	253,422
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,012,842
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,053,155
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,561,045
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,528,582
		$144,224,423
North Carolina - 1.5%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$969,545
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034	1,500,000	1,653,967
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035	1,000,000	1,097,031
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036	700,000	762,155
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	779,388
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	763,068
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	961,220
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,491,253
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,624,970
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	700,184

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	$250,000	$252,271
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,276,575
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2031	3,250,000	3,488,638
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2032	3,250,000	3,504,107
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2033	3,250,000	3,512,530
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	1,020,000	1,009,810
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,279,281
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,611,813
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	421,123
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	442,184
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	462,861
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	367,376
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	732,118
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	753,888
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	774,815
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	263,577
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	246,216

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	$290,000	$291,804
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	186,204
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	601,313
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	285,000	285,612
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B-2”, 3.75%, 10/01/2028	525,000	518,887
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,533,312
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	651,931
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,024,564
		$38,295,591
North Dakota - 0.2%
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	$5,320,000	$5,303,330
Ohio - 3.0%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$541,551
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	249,401
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	1,979,902
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,049,349
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,259,306
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,024,568
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,197,331
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	3,412,000	3,394,545
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	2,800,000	2,811,608

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2027	$680,000	$691,136
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2028	820,000	838,382
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2029	860,000	882,587
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2030	905,000	930,993
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2031	950,000	977,030
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2032	995,000	1,021,046
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2033	1,045,000	1,071,523
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	819,629
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2026	500,000	511,140
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2027	580,000	599,024
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2028	1,455,000	1,516,915
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2030	1,000,000	1,059,395
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2031	1,000,000	1,067,752
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2032	900,000	966,027
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2033	800,000	856,839
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2034	1,000,000	1,068,220
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	205,317
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	100,276
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	203,502
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	124,367
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	141,731

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	$2,895,000	$2,898,765
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,430,000	3,419,730
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 12/01/2027 (Put Date 10/01/2024)	2,000,000	1,967,656
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,245,000	3,192,521
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	405,000	400,431
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	720,000	721,977
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,628,678
Ohio Housing Finance Agency Multi-Family Housing Rev. (Springboro Sherman Apartments Project), HUD Section 8, 3.53%, 2/01/2029	1,600,000	1,568,507
Ohio Housing Finance Agency Multi-Family Housing Rev. (Thornwood Commons), HUD Section 8, 5%, 12/01/2026 (Put Date 12/01/2025)	2,460,000	2,485,466
Ohio Housing Finance Agency Multi-Family Mortgage-Backed, (Macarthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	7,302,386	7,294,953
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	5,765,000	6,037,502
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	142,342
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	430,932
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	381,862
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	854,742
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	492,643
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	300,648
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,595,000	5,628,032

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	$400,000	$397,145
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	650,669
		$77,055,593
Oklahoma - 0.4%
Cushing, OK, Educational Facilities Lease Authority Rev. (Cushing Public Schools Project), 5%, 9/01/2024	$5,000,000	$5,013,636
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	2,250,000	2,511,193
Rogers County, OK, Educational Facilities Authority Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2024	950,000	952,873
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	799,866
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	500,815
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2024	425,000	424,624
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	438,952
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	299,093
		$10,941,052
Oregon - 0.6%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	$435,000	$382,770
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	7,850,000	8,202,507
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	200,524
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	226,835
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	152,319
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	127,884
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	155,003
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	312,875
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	315,424

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	$2,375,000	$2,349,471
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,501,646
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,012,807
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2024	125,000	125,025
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2025	125,000	125,732
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	433,727
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	413,987
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	312,546
		$16,351,082
Pennsylvania - 6.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$2,810,369
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,231,648
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2024	150,000	150,000
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	502,003
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	498,319
Altoona, PA, Area School District, Taxable, AGM, 0.733%, 12/01/2024	1,105,000	1,075,035
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	840,101
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,338,550
Beaver County, PA, Rochester Area School District, BAM, 1%, 5/01/2024	200,000	200,000
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	494,292
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	333,392
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	1,390,607

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	$200,000	$131,834
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	284,652
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	483,329
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	878,218
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	435,285
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	683,049
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	703,046
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	5,545,000	3,543,989
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	998,898
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	341,832
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	694,159
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	708,067
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	716,461
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	724,048
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	365,467
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,116,596
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	530,230
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	920,000	909,949
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,004,860
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	1,400,000	1,413,597
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,112,929
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	480,212

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025	$350,000	$349,774
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	700,883
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	266,437
Lancaster County, PA, Pequea Valley School District, 3%, 5/15/2024	225,000	224,851
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	120,417
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	100,233
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	140,567
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	466,816
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	640,618
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	507,750
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,015,177
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	527,870
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	492,699
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	414,718
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	501,928
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	165,000	167,052
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	445,255
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	805,282
Lehigh County, PA, Industrial Development Authority, Pollution Control Rev. (PPL Electric Utilities Corporation Project), “A”, 3%, 9/01/2029	8,000,000	7,562,863
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	413,270
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,017,564
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,019,243
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.039%, 3/01/2025	515,000	496,415
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,159,843

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	$1,000,000	$900,259
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2024	1,000,000	1,001,164
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	505,153
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,063,954
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,438,330
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,504,491
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,582,706
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,719,604
Pennsylvania Economic Development Financing Authority Rev., Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,827,250
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capital Region Parking System), “C”, AGM, 5%, 1/01/2025	2,000,000	2,009,081
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capital Region Parking System), “C”, AGM, 5%, 1/01/2026	915,000	928,952
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	11,742,453
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	5,000,000	5,055,472
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	108,795
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	5,000,000	5,062,533
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2029 (w)	1,550,000	1,629,150
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2030 (w)	2,365,000	2,508,231

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031 (w)	$2,315,000	$2,472,911
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032 (w)	2,000,000	2,143,505
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033 (w)	1,244,000	1,339,703
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,072,849
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	480,294
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,757,401
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	357,441
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	566,447
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	239,089
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,731,869
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	340,000
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	353,829
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “B”, FNMA, 5%, 11/01/2026 (Put Date 11/01/2025)	500,000	505,104
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	4,430,000	4,409,367
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	762,205
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	763,143
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	806,194
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	577,722
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,099,507
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,118,821
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,284,446

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	$2,285,000	$2,329,006
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,393,859
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2024	320,000	320,303
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	375,000	379,758
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	680,937
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	300,061
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	240,000	242,584
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	5,707,147
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,016,383
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	653,679
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,932,047
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2036	2,250,000	2,528,424
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2037	4,030,000	4,538,184
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	1,295,000	1,449,810
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,147,079
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	518,106
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,010,524
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,095,000	1,092,602
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	745,021
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2024	440,000	439,877
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	620,181

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	$150,000	$147,440
		$162,644,985
Puerto Rico - 2.3%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	$14,750,000	$15,894,513
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	1,521,000	1,695,308
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2024	3,430,000	3,435,778
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	315,000	318,961
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	4,100,000	4,151,550
Puerto Rico Aqueduct and Sewer Authority Rev., “B”, 5%, 7/01/2025	265,000	268,332
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2024	110,000	110,010
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	115,013
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,920,355
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	530,000	530,257
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,013
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,309,998
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	193,806
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	625,000	618,612
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2024	1,920,000	1,920,169
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,575,000	1,608,715
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	90,000	90,596
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	207,734

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$718,000	$635,801
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	12,566,198
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	16,249,000	11,202,212
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	245,253
		$61,064,184
Rhode Island - 1.6%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,088,040
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	432,436
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	6,655,000	6,974,029
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	607,940
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	895,652
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	800,000	840,310
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	1,825,000	1,934,355
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	1,900,000	2,015,985
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	1,960,000	2,089,811
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	1,900,000	2,030,207
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	760,000	813,541
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	4,825,000	4,649,979
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	1,991,187
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	972,422
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	829,601
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,049,958

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	$700,000	$651,350
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	768,906
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,012,775
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,151,553
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,208,813
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,244,200
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,324,901
		$41,577,951
South Carolina - 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	$8,700,000	$9,280,874
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2025	900,000	905,745
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,017,389
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	335,000	343,430
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center Inc.), 5%, 2/01/2038	1,345,000	1,361,332
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.368%, 12/01/2024	5,000,000	4,905,026
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,493,947
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,004,522
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,527,880
		$26,840,145
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$3,425,000	$3,411,637

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 3.1%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	$545,000	$545,327
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,240,603
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,361,098
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	270,880
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	510,673
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	500,116
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,481,819
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,246,630
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	930,000	918,516
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2024	850,000	850,651
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	178,994
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,003,064
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,526,331
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,388,789
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2031	1,170,000	1,058,320
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2024	575,000	576,130
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2025	575,000	579,102
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	733,577
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	770,486
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	16,726,994
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	16,000,000	16,482,858
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049 (Put Date 5/01/2028)	18,380,000	18,376,809

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	$1,350,000	$1,366,642
		$80,694,409
Texas - 7.9%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	$325,000	$325,846
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	406,413
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	575,000	574,130
Arlington, TX, Housing Finance Corp. Multi-Family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	5,000,000	5,039,774
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,785,006
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.76%, 8/15/2024	455,000	448,697
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	720,000	679,918
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	286,781
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	989,477
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	950,531
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,018,286
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	820,699
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	728,731
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,375,352
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	511,333
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,488,159
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2030	2,195,000	2,350,898
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2031	3,875,000	4,173,002

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2032	$5,000,000	$5,408,923
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2033	2,500,000	2,712,559
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	15,000	14,844
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.674%, 4/01/2025	250,000	241,064
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	350,358
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	955,868
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,013,278
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,013,380
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2024	265,000	265,360
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	2,370,000	2,345,150
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Redwood Apartments), 3.65%, 1/01/2041 (Put Date 1/01/2026)	1,125,000	1,111,717
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	188,452
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	600,789
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,417,051
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	375,000	370,798
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	492,871
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2027	125,000	127,569
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,705,832
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	3,540,000	3,565,144
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,457,043
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	110,000	109,993
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	155,000	154,990
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	120,228
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	150,285
EP Tuscany Zaragosa PFC, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2033	15,000,000	14,271,187

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	$1,905,000	$2,139,421
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	1,430,000	1,589,073
Galveston, TX, Public Facility Corp., Multi-Family Housing Rev. (Oleanders At Broadway), HUD Section 8, 0.47%, 8/01/2025 (Put Date 8/01/2024)	4,935,000	4,885,277
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2026	500,000	512,686
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2027	500,000	519,205
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2029	965,000	1,022,788
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2030	1,015,000	1,085,626
Galveston, TX, Wharves and Terminal First Lien Rev., 5.25%, 8/01/2031	1,070,000	1,152,102
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2032	380,000	411,002
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	800,000	770,919
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “B”, 5%, 6/01/2050 (Put Date 12/01/2028)	4,000,000	4,207,132
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	260,570
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	518,086
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	499,889
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	405,369
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	905,000	905,885
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	359,905
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	496,845
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,475,000	4,478,428
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,010,532

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	$3,000,000	$3,072,852
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	254,770
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	230,554
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Sweet Gardens Apartments Project), 4%, 10/01/2025 (Put Date 10/01/2024)	6,175,000	6,172,496
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	576,572
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,127,654
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	250,993
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	505,255
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	358,641
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	130,155
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	150,811
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	229,512
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	282,180
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	190,017
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2024	1,120,000	1,120,371
Matagorda County, TX, Navigation District Number One Pollution Control Refunding Rev. (Central Power & Light Co. Project), 4.25%, 5/01/2030	6,875,000	6,839,450
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,697,887
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024)	6,340,000	6,336,859
North Central, TX, Housing Finance Corp., Multi-Family Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	3,150,000	3,117,500
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	1,916,348
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	504,366
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	808,001

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Public Facility Corp., Texas Multi-Family Housing Rev. (Lakeside Manor Apartments), 3.25%, 3/01/2040 (Put Date 9/01/2025)	$5,000,000	$4,913,229
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,596,222
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,025,690
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,731,040
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,938,744
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	591,772
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Housing Rev. (Country Club Village), 4%, 8/01/2026 (Put Date 8/01/2025)	4,375,000	4,364,991
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	860,659
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,616,852
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,278,527
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,848,601
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,280,238
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	5,147,501
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,669,104
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2024	135,000	135,369
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	142,594
Texas Affordable Housing Corp., Multi-Family Rev. (Eden Court Apartments Project), Texas PSF, 5%, 4/01/2043 (Put Date 4/01/2026)	2,100,000	2,132,056
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Aspen Park), 5%, 3/01/2041 (Put Date 3/01/2026)	4,000,000	4,024,463
Texas Municipal Gas Acquisition and Supply Corp II, Gas Supply Rev., “C”, 4.38% (SOFR - 3mo. + 0.86%), 9/15/2027	4,000,000	3,990,124
Texas Municipal Gas Acquisition and Supply Corp IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	11,345,000	12,508,809
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	9,885,000	10,350,489
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	399,967
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2024	370,000	370,000

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	$500,000	$501,858
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	113,146
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	403,042
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,636,461
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	395,815
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	577,465
		$204,766,578
U.S. Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$2,670,000	$2,712,688
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,501,090
		$4,213,778
Utah - 0.6%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,010,960
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,227,386
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,236,924
Utah Housing Corp., Multi-Family Housing Rev. (Moda Shoreline Apartments), 4%, 9/01/2025 (Put Date 9/01/2024)	5,000,000	4,981,527
Utah Housing Corp., Single Family Mortgage Rev, “A”, GNMA, 6.5%, 1/01/2054	1,890,000	2,071,839
		$15,528,636
Vermont - 0.9%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	$1,010,000	$1,010,414
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	775,318
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	362,275
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,494,904

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	$775,000	$788,130
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	142,372
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	786,089
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,021,653
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,021,653
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	434,202
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,645,976
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,784,855
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	540,086
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,683,284
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,488,269
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,030,793
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	850,245
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	880,530
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,135,578
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,300,000	1,342,730
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,500,000	1,560,053
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	1,600,000	1,667,363
		$24,446,772

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 1.5%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	$775,000	$775,838
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	481,029
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	215,084
Chesapeake, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	3,215,000	3,181,206
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	915,000	905,382
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,187,929
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	98,165
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	10,250,000	10,606,248
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2024	300,000	299,904
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	350,027
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	404,552
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	7,420,000	7,240,631
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,524,534
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,540,257
York, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	6,390,000	6,322,833
		$40,133,619

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 2.2%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	$4,015,000	$3,927,605
King County, WA, Affordable Housing Rev., “A-1”, HUD Section 8, 5%, 1/01/2028	5,850,000	5,964,034
King County, WA, Affordable Housing Rev., “A-2”, HUD Section 8, 5%, 1/01/2028	2,860,000	2,949,905
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2024	4,000,000	4,005,669
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2025	3,800,000	3,843,469
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,284,408
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 1.25%, 6/01/2024	1,500,000	1,494,356
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,857,080
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,371,481
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,763,606
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,059,668
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,199,817
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,687,204
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	5,000,000	4,742,408
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “B-2”, 4%, 7/01/2026	4,500,000	4,500,235
		$57,650,945
West Virginia - 0.6%
West Virginia Economic Development Authority, Lease Refunding Rev. (State Office Building), “B”, 3.625%, 10/01/2025	$415,000	$414,243
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	830,000	824,150
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,300,668
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,774,584
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,266,246

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 3.75%, 12/01/2042 (Put Date 6/01/2025)	$985,000	$982,227
		$15,562,118
Wisconsin - 1.3%
Jefferson and Dodge Counties, WI, Watertown General Obligation Anticipation Notes, 4%, 10/01/2025	$1,150,000	$1,148,625
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	265,000	222,536
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	295,169
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	427,405
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	885,946
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	849,115
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	850,925
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	5,000,000	4,879,258
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	441,628
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,062,333
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	555,000	550,246
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	206,164
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	330,744
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	337,447
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	343,809
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	349,829
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,238,053

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Housing & Economic Development Authority Housing Rev., “E”, HUD Section 8, 3.875%, 11/01/2054 (Put Date 5/01/2027)	$2,040,000	$2,008,230
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,000,000	1,000,447
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	500,000	490,988
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	1,230,000	1,163,049
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	400,082
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	428,428
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	329,925
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	461,417
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	750,844
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	941,072
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,735,000	2,913,300
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	198,797
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	254,074
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	324,364
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	2,315,000	2,336,459
		$34,420,708

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wyoming - 0.1%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024	$250,000	$250,000
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2024	680,000	680,339
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2024	690,000	693,527
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	695,000	702,349
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	386,142
		$2,712,357
Total Municipal Bonds (Identified Cost, $2,580,247,301)		$2,539,152,427
Bonds – 0.5%
Transportation - Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$4,345,352
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,433,762
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,573,000	1,156,918
Total Bonds (Identified Cost, $12,532,942)		$11,936,032
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 4.618%, 8/25/2041 (Identified Cost, $5,793,788)	$5,746,911	$5,588,400
Investment Companies (h) - 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $18,196,512)	18,196,513	$18,196,513

Other Assets, Less Liabilities - 1.0%		26,922,304
Net Assets - 100.0%		$2,601,795,676

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,196,513 and $2,556,676,859, respectively.

Portfolio of Investments – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,266,007, representing 1.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,598,574,031)	$2,556,676,859
Investments in affiliated issuers, at value (identified cost, $18,196,512)	18,196,513
Cash	17,513
Receivables for
Investments sold	8,854,832
Fund shares sold	4,547,472
Interest and dividends	32,658,524
Other assets	5,607
Total assets	$2,620,957,320
Liabilities
Payables for
Distributions	$719,490
When-issued investments purchased	12,835,139
Fund shares reacquired	4,831,182
Payable to affiliates
Investment adviser	17,540
Administrative services fee	2,081
Shareholder servicing costs	528,072
Distribution and service fees	10,171
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	217,957
Total liabilities	$19,161,644
Net assets	$2,601,795,676
Net assets consist of
Paid-in capital	$2,750,786,594
Total distributable earnings (loss)	(148,990,918)
Net assets	$2,601,795,676
Shares of beneficial interest outstanding	330,817,252

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,114,938,923	141,662,976	$7.87
Class B	71,316	9,071	7.86
Class C	19,081,615	2,423,612	7.87
Class I	933,761,910	118,777,730	7.86
Class R6	533,941,912	67,943,863	7.86

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.07 [100 / 97.50 x $7.87]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Year ended 4/30/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$83,988,128
Dividends from affiliated issuers	2,310,347
Other	865
Total investment income	$86,299,340
Expenses
Management fee	$9,374,683
Distribution and service fees	3,101,038
Shareholder servicing costs	1,603,420
Administrative services fee	396,146
Independent Trustees' compensation	47,050
Custodian fee	326,983
Shareholder communications	91,710
Audit and tax fees	67,785
Legal fees	14,150
Miscellaneous	269,987
Total expenses	$15,292,952
Fees paid indirectly	(13,983)
Reduction of expenses by investment adviser and distributor	(1,864,815)
Net expenses	$13,414,154
Net investment income (loss)	$72,885,186
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(17,540,965)
Affiliated issuers	(27,679)
Net realized gain (loss)	$(17,568,644)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$23,280,126
Affiliated issuers	1
Net unrealized gain (loss)	$23,280,127
Net realized and unrealized gain (loss)	$5,711,483
Change in net assets from operations	$78,596,669
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/24	4/30/23
Change in net assets
From operations
Net investment income (loss)	$72,885,186	$59,217,530
Net realized gain (loss)	(17,568,644)	(58,186,118)
Net unrealized gain (loss)	23,280,127	51,108,869
Change in net assets from operations	$78,596,669	$52,140,281
Total distributions to shareholders	$(71,734,787)	$(58,872,879)
Change in net assets from fund share transactions	$(299,611,593)	$(544,087,781)
Total change in net assets	$(292,749,711)	$(550,820,379)
Net assets
At beginning of period	2,894,545,387	3,445,365,766
At end of period	$2,601,795,676	$2,894,545,387
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.85	$7.86	$8.40	$8.06	$8.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.14	$0.10	$0.14	$0.16
Net realized and unrealized gain (loss)	0.02	(0.01)	(0.54)	0.34	(0.09)
Total from investment operations	$0.22	$0.13	$(0.44)	$0.48	$0.07
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.14)	$(0.10)	$(0.14)	$(0.17)
Net asset value, end of period (x)	$7.87	$7.85	$7.86	$8.40	$8.06
Total return (%) (r)(s)(t)(x)	2.86	1.68	(5.24)	5.92	0.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.72	0.72	0.76	0.78
Expenses after expense reductions (f)	0.59	0.60	0.61	0.65	0.66
Net investment income (loss)	2.61	1.79	1.25	1.65	1.97
Portfolio turnover	30	35	23	18	24
Net assets at end of period (000 omitted)	$1,114,939	$1,210,132	$1,351,962	$1,382,963	$1,060,370
See Notes to Financial Statements

Financial Highlights – continued
Class B	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.84	$7.85	$8.39	$8.05	$8.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.08	$0.04	$0.08	$0.10
Net realized and unrealized gain (loss)	0.02	(0.01)	(0.54)	0.33	(0.10)
Total from investment operations	$0.16	$0.07	$(0.50)	$0.41	$0.00
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.08)	$(0.04)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$7.86	$7.84	$7.85	$8.39	$8.05
Total return (%) (r)(s)(t)(x)	2.11	0.92	(5.96)	5.15	0.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.52	1.53
Expenses after expense reductions (f)	1.34	1.35	1.36	1.40	1.42
Net investment income (loss)	1.83	1.03	0.50	0.96	1.25
Portfolio turnover	30	35	23	18	24
Net assets at end of period (000 omitted)	$71	$145	$167	$188	$470

Class C	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.85	$7.86	$8.41	$8.06	$8.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.07	$0.03	$0.07	$0.09
Net realized and unrealized gain (loss)	0.01	(0.01)	(0.55)	0.35	(0.09)
Total from investment operations	$0.15	$0.06	$(0.52)	$0.42	$0.00
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.07)	$(0.03)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$7.87	$7.85	$7.86	$8.41	$8.06
Total return (%) (r)(s)(t)(x)	1.99	0.82	(6.16)	5.16	(0.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.47	1.51	1.53
Expenses after expense reductions (f)	1.44	1.45	1.46	1.50	1.52
Net investment income (loss)	1.74	0.93	0.40	0.84	1.14
Portfolio turnover	30	35	23	18	24
Net assets at end of period (000 omitted)	$19,082	$28,050	$39,268	$51,865	$78,365
See Notes to Financial Statements

Financial Highlights – continued
Class I	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.84	$7.85	$8.40	$8.05	$8.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.15	$0.12	$0.15	$0.18
Net realized and unrealized gain (loss)	0.01	(0.01)	(0.55)	0.35	(0.10)
Total from investment operations	$0.23	$0.14	$(0.43)	$0.50	$0.08
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.15)	$(0.12)	$(0.15)	$(0.18)
Net asset value, end of period (x)	$7.86	$7.84	$7.85	$8.40	$8.05
Total return (%) (r)(s)(t)(x)	3.01	1.82	(5.22)	6.21	0.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	0.47	0.47	0.51	0.53
Expenses after expense reductions (f)	0.44	0.45	0.46	0.50	0.52
Net investment income (loss)	2.75	1.92	1.39	1.80	2.12
Portfolio turnover	30	35	23	18	24
Net assets at end of period (000 omitted)	$933,762	$1,047,034	$1,435,075	$1,413,405	$1,128,577

Class R6	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$7.83	$7.84	$8.39	$8.05	$8.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.16	$0.12	$0.15	$0.18
Net realized and unrealized gain (loss)	0.03	(0.01)	(0.55)	0.34	(0.10)
Total from investment operations	$0.25	$0.15	$(0.43)	$0.49	$0.08
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.16)	$(0.12)	$(0.15)	$(0.18)
Net asset value, end of period (x)	$7.86	$7.83	$7.84	$8.39	$8.05
Total return (%) (r)(s)(t)(x)	3.22	1.90	(5.16)	6.16	1.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39	0.39	0.39	0.44	0.45
Expenses after expense reductions (f)	0.37	0.38	0.38	0.43	0.44
Net investment income (loss)	2.83	2.02	1.47	1.84	2.21
Portfolio turnover	30	35	23	18	24
Net assets at end of period (000 omitted)	$533,942	$609,185	$618,894	$500,212	$249,695

See Notes to Financial Statements

Financial Highlights – continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements  - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements  - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,544,740,827	$—	$2,544,740,827
U.S. Corporate Bonds	—	11,936,032	—	11,936,032
Mutual Funds	18,196,513	—	—	18,196,513
Total	$18,196,513	$2,556,676,859	$—	$2,574,873,372
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the

Notes to Financial Statements  - continued
security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended April 30, 2024, there were no significant adjustments due to differences between book and tax accounting.

Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/24	Year ended 4/30/23
Ordinary income (including any short-term capital gains)	$2,061,744	$2,508,254
Tax-exempt income	69,673,043	56,364,625
Total distributions	$71,734,787	$58,872,879
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$2,615,814,864
Gross appreciation	19,780,353
Gross depreciation	(60,721,845)
Net unrealized appreciation (depreciation)	$(40,941,492)
Undistributed ordinary income	1,383,965
Undistributed tax-exempt income	2,407,847
Capital loss carryforwards	(105,669,070)
Other temporary differences	(6,172,168)
Total distributable earnings (loss)	$(148,990,918)
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(38,164,625)
Long-Term	(67,504,445)
Total	$(105,669,070)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements  - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/24	Year ended 4/30/23
Class A	$29,353,909	$23,000,269
Class B	1,995	1,607
Class C	392,851	306,070
Class I	26,117,550	22,983,675
Class R6	15,868,482	12,581,258
Total	$71,734,787	$58,872,879
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2025. For the year ended April 30, 2024, this management fee reduction amounted to $346,058, which is included in the reduction of total expenses in the Statement of Operations.The management fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.33% of the fund's average daily net assets.
For the period from May 1, 2023 through July 31, 2023, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.69%	1.44%	1.54%	0.54%	0.46%
This written agreement terminated on July 31, 2023. For the period from May 1, 2023 through July 31, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements  - continued
Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.59%	1.34%	1.44%	0.44%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. For the period from August 1, 2023 through April 30, 2024, this reduction amounted to $371,225, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $33,405 for the year ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 2,868,567
Class B	0.75%	0.25%	1.00%	0.90%	1,115
Class C	0.75%	0.25%	1.00%	1.00%	231,356
Total Distribution and Service Fees					$3,101,038
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2024 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2024, this waiver amounted to $1,147,415 and $112 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024.
MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable

Notes to Financial Statements  - continued
to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2024, this rebate amounted to $5 for Class A shares, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2024, were as follows:
Amount
Class A	$100,335
Class B	914
Class C	213
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2024, the fee was $33,269, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,570,151.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 15 shares of Class R6 for an aggregate amount of $120.

Notes to Financial Statements  - continued
During the year ended April 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $17,081,555.
(4) Portfolio Securities
For the year ended April 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $799,773,331 and $1,069,258,111, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	39,759,896	$311,841,532	67,292,064	$526,391,099
Class B	—	—	216	1,687
Class C	265,507	2,085,244	659,775	5,140,996
Class I	49,615,641	387,679,263	95,155,189	743,324,214
Class R6	19,612,168	153,358,011	46,991,193	366,522,497
	109,253,212	$854,964,050	210,098,437	$1,641,380,493
Shares issued to shareholders in reinvestment of distributions
Class A	3,533,165	$27,701,959	2,734,314	$21,405,240
Class B	255	1,995	205	1,607
Class C	43,093	337,845	33,193	259,832
Class I	2,604,357	20,392,944	2,302,734	18,006,919
Class R6	1,889,066	14,785,170	1,547,792	12,094,159
	8,069,936	$63,219,913	6,618,238	$51,767,757
Shares reacquired
Class A	(55,850,359)	$(437,769,726)	(87,909,223)	$(687,775,236)
Class B	(9,686)	(76,211)	(3,211)	(25,142)
Class C	(1,458,408)	(11,402,838)	(2,116,333)	(16,548,746)
Class I	(67,027,485)	(523,713,406)	(146,751,112)	(1,145,350,532)
Class R6	(31,310,632)	(244,833,375)	(49,688,000)	(387,536,375)
	(155,656,570)	$(1,217,795,556)	(286,467,879)	$(2,237,236,031)

Notes to Financial Statements  - continued
	Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Net change
Class A	(12,557,298)	$(98,226,235)	(17,882,845)	$(139,978,897)
Class B	(9,431)	(74,216)	(2,790)	(21,848)
Class C	(1,149,808)	(8,979,749)	(1,423,365)	(11,147,918)
Class I	(14,807,487)	(115,641,199)	(49,293,189)	(384,019,399)
Class R6	(9,809,398)	(76,690,194)	(1,149,015)	(8,919,719)
	(38,333,422)	$(299,611,593)	(69,751,204)	$(544,087,781)
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2024, the fund’s commitment fee and interest expense were $14,923 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,549,380	$775,069,934	$773,395,123	$(27,679)	$1	$18,196,513

Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,310,347	$—

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of
MFS Municipal Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 20, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	135	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	135	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	135	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	135	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	135	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	135	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	135	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	135	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	135	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Managing Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	135	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	135	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee

Trustees and Officers - continued
shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Michael Dawson Jason Kosty Megan Poplowski Geoffrey Schechter

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 97.13% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2024
MFS®  Total Return
Bond Fund
RBF-ANN

MFS® Total Return
Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	35.3%
Investment Grade Corporates	29.6%
Mortgage-Backed Securities	21.1%
Collateralized Loan Obligations	9.4%
Commercial Mortgage-Backed Securities	6.2%
High Yield Corporates	5.2%
Asset-Backed Securities	1.7%
Municipal Bonds	0.8%
Emerging Markets Bonds	0.4%
Residential Mortgage-Backed Securities	0.3%
U.S. Government Agencies	0.2%
Non-U.S. Government Bonds	0.1%
Composition including fixed income credit quality (a)(i)
AAA	8.1%
AA	5.3%
A	11.0%
BBB	23.3%
BB	4.3%
B	1.6%
CCC	0.1%
CC (o)	0.0%
C (o)	0.0%
U.S. Government	25.0%
Federal Agencies	21.3%
Not Rated	10.3%
Cash & Cash Equivalents (o)	(0.0)%
Other (q)	(10.3)%
Portfolio facts
Average Duration (d)	6.1
Average Effective Maturity (m)	7.6 yrs.

1

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to the timing of cash receipts and disbursements.
Percentages are based on net assets as of April 30, 2024.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended April 30, 2024, Class A shares of the MFS Total Return Bond Fund (fund) provided a total return of 0.09%, at net asset value. This compares with a return of -1.47% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
Market Environment
In response to the strongest inflationary period in four decades, global central banks tightened monetary policy significantly during the reporting period, helping reduce price pressures, although more work is needed before inflation returns to target. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy. The conflict in the Middle East caused trade flow disruptions between Asia and Europe as shipping traffic was routed away from the Red Sea.
Although inflation has yet to reach central banks’ targets, policymakers have indicated their desire to begin cutting rates in the months ahead, although stickier-than-expected inflation could delay cuts in the US. The prospects for easier monetary policy along with resilient global economic growth have been supportive factors for risky assets, such as equities and high-yield bonds. Long-term interest rates moderated during the latter half of the reporting period, although rising government debt levels remained a concern over the medium term. Advancements in artificial intelligence and the adoption of novel weight-loss drugs were two areas of focus for investors during the period.
Factors Affecting Performance
Relative to the Bloomberg U.S. Aggregate Bond Index, the fund’s exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, and an underweight exposure to the treasury sector contributed to returns. In addition, the fund’s bond selection and overweight exposure to both the industrials and financial institutions sectors also supported relative results.  From a quality perspective, the fund’s exposure to “BB” rated(r) bonds, for which the benchmark has no exposure, and bond selection and an overweight exposure to “BBB” rated securities, benefited relative results. Additionally, an underweight exposure and bond selection within “A” rated securities contributed to relative results. The fund's yield curve(y) positioning also strengthened relative performance. Conversely, bond selection in the mortgage-backed security agency fixed rate sector and in “AA” rated bonds detracted from relative performance.
Respectfully,
Portfolio Manager(s)
Alexander Mackey and Joshua Marston
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying
3

Management Review - continued
the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 4/30/24
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
5

Performance Summary  - continued
Total Returns through 4/30/24
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	1/04/1999	0.09%	0.36%	1.39%
B	12/29/2000	(0.66)%	(0.39)%	0.65%
C	12/29/2000	(0.76)%	(0.51)%	0.54%
I	1/04/1999	0.24%	0.51%	1.55%
R1	4/01/2005	(0.65)%	(0.49)%	0.55%
R2	10/31/2003	(0.27)%	0.01%	1.05%
R3	4/01/2005	(0.02)%	0.26%	1.30%
R4	4/01/2005	0.24%	0.49%	1.55%
R6	5/01/2006	0.33%	0.61%	1.65%
Comparative benchmark(s)
Bloomberg U.S. Aggregate Bond Index (f)	(1.47)%	(0.16)%	1.20%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(4.17)%	(0.51)%	0.95%
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.50)%	(0.74)%	0.65%
C With CDSC (1% for 12 months) (v)	(1.72)%	(0.51)%	0.54%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg U.S. Aggregate Bond Index(a) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented.
6

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2023 through April 30, 2024
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2023 through April 30, 2024.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/23	Ending Account Value 4/30/24	Expenses Paid During Period (p) 11/01/23-4/30/24
A	Actual	0.60%	$1,000.00	$1,059.02	$3.07
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02
B	Actual	1.35%	$1,000.00	$1,055.01	$6.90
	Hypothetical (h)	1.35%	$1,000.00	$1,018.15	$6.77
C	Actual	1.45%	$1,000.00	$1,054.52	$7.41
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27
I	Actual	0.45%	$1,000.00	$1,059.80	$2.30
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
R1	Actual	1.45%	$1,000.00	$1,055.67	$7.41
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27
R2	Actual	0.95%	$1,000.00	$1,057.18	$4.86
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
R3	Actual	0.70%	$1,000.00	$1,058.49	$3.58
	Hypothetical (h)	0.70%	$1,000.00	$1,021.38	$3.52
R4	Actual	0.45%	$1,000.00	$1,059.80	$2.30
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26
R6	Actual	0.35%	$1,000.00	$1,060.30	$1.79
	Hypothetical (h)	0.35%	$1,000.00	$1,023.12	$1.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
4/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Aerospace & Defense – 1.3%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$24,846,340
Boeing Co., 5.15%, 5/01/2030	7,084,000	6,699,978
Boeing Co., 6.528%, 5/01/2034 (n)(w)	20,794,000	20,943,727
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,021,182
Boeing Co., 5.805%, 5/01/2050	14,572,000	12,895,103
TransDigm, Inc., 4.625%, 1/15/2029	28,133,000	25,769,548
		$97,175,878
Asset-Backed & Securitized – 17.6%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.583% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	$10,841,500	$10,504,533
ACREC 2021-FL1 Ltd., “D”, FLR, 8.083% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	13,074,500	12,511,268
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 8.081% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	13,618,500	13,222,622
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 7.186% ((SOFR - 3mo. + 0.26161%) + 1.6%), 10/21/2028 (n)	14,107,464	14,130,911
AmeriCredit Automibile Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	12,774,000	12,762,388
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	4,863,500	4,741,504
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.385% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	3,420,500	3,334,099
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.035% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	4,735,000	4,673,810
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.285% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	9,870,000	9,493,104
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.635% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	4,110,000	3,887,148
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.735% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	14,892,500	14,496,233
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.33% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	38,328,639
AREIT 2019-CRE3 Trust, “B”, FLR, 6.984% ((SOFR - 1mo. + 0.11448%) + 1.55%), 9/14/2036 (n)	6,677,710	6,455,549
AREIT 2019-CRE3 Trust, “C”, FLR, 7.333% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	6,751,000	6,409,426
AREIT 2019-CRE3 Trust, “D”, FLR, 8.084% ((SOFR - 1mo. + 0.11448%) + 2.65%), 9/14/2036 (n)	6,243,500	5,809,427
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2022-CRE6 Trust, “B”, FLR, 7.18% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	$4,924,000	$4,816,223
AREIT 2022-CRE6 Trust, “C”, FLR, 7.48% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	10,134,500	9,709,672
AREIT 2022-CRE6 Trust, “D”, FLR, 8.18% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	4,313,500	4,085,415
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	4,276,315	4,288,720
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,513,591	151
Bayview Commercial Asset Trust, FLR, 5.896% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	82,132	78,386
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.033% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	371,752	564,430
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	7,952,150
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.348%, 12/15/2055	10,215,909	10,397,416
BDS 2021-FL7 Ltd., “B”, FLR, 6.933% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	5,159,500	5,064,957
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	4,675,254	4,765,704
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)	15,634,000	15,532,519
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 7.035% ((SOFR - 1mo. + 0.11448%) + 1.6%), 3/15/2036 (n)	15,128,000	14,603,361
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.485% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	5,310,500	5,109,859
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.735% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	3,651,000	3,570,218
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 8.185% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2038 (n)	4,152,500	3,943,700
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	1,198,639	1,120,508
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	5,292,000	5,285,740
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	738,000	736,869
BXMT 2020-FL2 Ltd., “B”, FLR, 6.831% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	6,104,500	5,394,956
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.73% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	17,470,500	16,253,778
BXMT 2021-FL4 Ltd., “B”, FLR, 6.981% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	38,262,000	35,419,765
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	17,720,640
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,073,511	7,834,263
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,089,038	316,867
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 5.731%, 3/25/2037 (d)(q)	$1,131,058	$390,608
CHCP 2021-FL1 Ltd., “B”, FLR, 7.084% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2038 (n)	6,412,000	6,344,743
CHCP 2021-FL1 Ltd., “C”, FLR, 7.534% ((SOFR - 1mo. + 0.11448%) + 2.1%), 2/15/2038 (n)	5,168,000	5,075,035
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	4,817,002	4,805,640
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,423,723
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,991,268
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,524,260
CLNC 2019-FL1 Ltd., “B”, FLR, 7.333% (SOFR - 1mo. + 2.01448%), 8/20/2035 (n)	6,270,000	6,110,660
CLNC 2019-FL1 Ltd., “C”, FLR, 7.833% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	10,190,000	10,001,400
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.278%, 11/07/2030 (n)	28,014,809	28,016,742
Columbia Cent CLO 28 Ltd., “B-R”, 7.728%, 11/07/2030 (n)	17,835,205	17,749,293
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,554,655
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,523,285
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	21,951,777	22,091,454
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	12,725,671	13,001,384
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,391,442
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,711,827
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,685,964
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	24,580,779
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	12,403,000	12,358,997
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	2,113,161
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,595,998
Cutwater 2015-1A Ltd., “BR”, FLR, 7.39% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	14,552,084	14,539,336
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	$4,204,411	$4,189,622
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 7.04% ((SOFR - 3mo. + 0.26161%) + 1.45%), 4/15/2029 (n)	14,975,000	14,971,376
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.639% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	16,500,000	16,503,878
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	5,411,247	5,405,411
Empire District Bondco LLC, 4.943%, 1/01/2033	8,221,000	8,057,039
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	10,878,000	10,985,842
GLGU 2023-1A Ltd., “B”, FLR, 8.325% (SOFR - 3mo. + 3%), 7/20/2035 (n)	16,070,750	16,330,405
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	7,459,410	7,495,104
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	73,822	75,091
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,126,260
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 7.289% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/18/2031 (n)	15,920,000	15,752,872
IMPAC CMB Trust, FLR, 6.171% ((SOFR - 1mo. + 0.11448%) + 0.74%), 11/25/2034	11,714	11,411
IMPAC CMB Trust, FLR, 6.351% ((SOFR - 1mo. + 0.11448%) + 0.92%), 11/25/2034	5,857	5,737
IMPAC Secured Assets Corp., FLR, 6.131% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	29,787	26,161
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,805,652
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	23,260,979
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,563,930
JPMorgan Chase Commercial Mortgage Securities Corp., 5.754%, 7/15/2042 (n)	19,045	16,636
KKR Static CLO I Ltd. 2022-1A, “BR”, FLR, 7.325% (SOFR - 3mo. + 2%), 7/20/2031 (n)	24,361,375	24,363,494
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	5,114,374	5,109,223
LCCM 2021-FL2 Trust, “C”, FLR, 7.585% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	8,225,000	7,775,158
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.185% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	23,249,000	22,999,492
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.435% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	8,432,000	8,233,250
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.335% ((SOFR - 1mo. + 0.11448%) + 1.9%), 11/15/2038 (n)	$42,852,000	$41,644,045
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.586% ((SOFR - 3mo. + 0.26161%) + 2%), 7/27/2031 (n)	24,271,403	24,253,297
Magnetite XXXIX Ltd. 2023-39A, “B”, FLR, 7.474% (SOFR - 3mo. + 2.15%), 10/25/2033 (n)	6,000,000	6,001,002
Merrill Lynch Mortgage Investors, Inc., 4.191%, 2/25/2037 (a)(d)	1,763,981	212,343
MF1 2020-FL4 Ltd., “AS”, FLR, 7.531% ((SOFR - 1mo. + 0.11448%) + 2.1%), 11/15/2035 (n)	10,615,000	10,580,194
MF1 2021-FL5 Ltd., “C”, FLR, 7.13% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)	10,670,500	10,494,266
MF1 2022-FL8 Ltd., “C”, FLR, 7.518% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,242,794
MF1 2022-FL8 Ltd., “D”, FLR, 7.969% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,822,167
MF1 2023-FL12 LLC, FLR, “A”, 7.385% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	32,799,000	32,859,012
MF1 2024-FL14 LLC, “AS”, FLR, 7.559% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	18,526,119	18,519,894
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 7.236% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/29/2030 (n)	31,520,702	31,495,832
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,908,729
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	17,432,533	17,353,220
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	16,089,120	16,599,966
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.44% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	5,663,303	5,663,048
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.636%, 4/20/2034 (n)	9,973,559	9,979,194
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 6.99% ((SOFR - 3mo. + 0.26161%) + 1.4%), 4/15/2034 (n)	20,000,000	19,980,500
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.336% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	16,780,750	16,741,013
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.936% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	22,979,914	22,751,356
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	15,058,000	15,073,050
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.728% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	3,000,000	3,004,989
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	453,680	246,850
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Preferred Term Securities XIX Ltd., CDO, FLR, 5.941% ((SOFR - 3mo. + 0.26161%) + 0.35%), 12/22/2035 (n)	$1,687,885	$1,595,051
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 6.621% ((SOFR - 3mo. + 0.26161%) + 1.04%), 2/20/2030 (n)	8,561,956	8,560,363
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.631% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036 (z)	5,795,000	5,712,156
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.381% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (z)	6,825,000	6,656,143
Residential Funding Mortgage Securities, Inc., FGIC, 3.848%, 12/25/2035 (d)(q)	137,728	3,941
Rockford Tower CLO 2020-1A, Ltd., “BR”, 7.425% (SOFR - 3mo. + 2.1%), 1/20/2036 (n)	16,776,809	16,842,339
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.533% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)	11,255,500	10,252,329
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.28% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,827,444
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.53% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	10,861,269
Store Master Funding LLC, 2014-1A, “A1”, 5.69%, 5/20/2054 (n)	2,212,727	2,193,636
Store Master Funding LLC, 2014-1A, “A2”, 5.7%, 5/20/2054 (n)	4,621,957	4,594,396
Stratus Static CLO Ltd., 2022-3A, “BR”, FLR, 7.225% (SOFR - 3mo. + 1.9%), 10/20/2031 (n)	4,541,040	4,541,989
Thornburg Mortgage Securities Trust, FLR, 6.111% ((SOFR - 1mo. + 0.11448%) + 0.68%), 4/25/2043	54	54
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	30,461,161
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	17,115,502
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	9,877,920	9,763,011
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 7.04% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	8,202,288	8,163,335
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.54% ((SOFR - 3mo. + 0.26161%) + 1.95%), 10/15/2030 (n)	3,474,736	3,467,613
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.89% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	4,942,894	4,944,940
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,058,466
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,344,994
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	23,711,669
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	$13,470,000	$12,175,775
		$1,338,246,942
Automotive – 0.2%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$14,723,000	$12,043,640
Broadcasting – 0.8%
Discovery Communications LLC, 4.65%, 5/15/2050	$11,068,000	$8,023,151
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	24,492,000	19,606,151
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	21,194,000	16,232,780
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	8,483,000	6,495,154
WMG Acquisition Corp., 3%, 2/15/2031 (n)	9,294,000	7,715,035
		$58,072,271
Brokerage & Asset Managers – 1.0%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$11,882,000	$11,831,114
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	14,147,000	14,344,750
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	26,796,000	25,040,757
LPL Holdings, Inc., 6.75%, 11/17/2028	6,057,000	6,225,110
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	19,673,053
		$77,114,784
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$22,693,957
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	18,025,000	14,764,595
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,596,617
		$46,055,169
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,200,104
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	17,442,568
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	15,780,234
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	9,940,264
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	20,048,126
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,655,153
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	30,950,000	27,298,488
		$104,364,937
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$23,881,387
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,073,814
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	26,992,751
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	17,470,000	11,097,325
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	10,546,876
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,250,000	7,657,963
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	13,263,669
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	6,687,217
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,078,886
		$111,279,888
Computer Software – 0.3%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$24,675,000	$24,426,661
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$23,689,053
Conglomerates – 0.9%
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	$6,853,000	$6,839,757
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	24,925,000	25,031,578
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	16,170,000	16,301,140
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	21,336,000	20,535,987
		$68,708,462
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$15,416,000	$13,539,856
Consumer Services – 0.2%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$22,959,000	$18,952,733
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$17,868,745
Electronics – 0.3%
Broadcom, Inc., 3.137%, 11/15/2035 (n)	$12,875,000	$9,991,616
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	10,986,935
		$20,978,551
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$10,583,000	$9,981,900
EQT Corp., 5%, 1/15/2029	5,901,000	5,694,428
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	5,954,627
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	14,842,000	15,253,880
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	$13,596,000	$10,826,495
		$47,711,330
Energy - Integrated – 0.2%
Eni S.p.A., 4.25%, 5/09/2029 (n)	$13,598,000	$12,850,253
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	$12,700,000	$12,790,993
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	9,074,895
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	10,074,091
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	11,242,273
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,165,448
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,544,604
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,468,726
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	9,695,987
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	19,071,068	18,040,697
		$89,097,714
Food & Beverages – 0.4%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	$20,690,000	$19,972,025
Post Holdings, Inc., 5.5%, 12/15/2029 (n)	6,770,000	6,420,308
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	5,755,000	5,197,455
Post Holdings, Inc., 4.5%, 9/15/2031 (n)	1,015,000	892,454
		$32,482,242
Gaming & Lodging – 0.3%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$11,046,708
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	14,311,340
		$25,358,048
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$15,987,000	$13,946,937
Corebridge Financial, Inc., 5.75%, 1/15/2034	13,944,000	13,697,838
Corebridge Financial, Inc., 4.35%, 4/05/2042	1,846,000	1,480,011
Corebridge Financial, Inc., 4.4%, 4/05/2052	5,568,000	4,272,010
		$33,396,796
Insurance - Health – 0.2%
Humana, Inc., 5.875%, 3/01/2033	$19,625,000	$19,608,810
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$12,879,212
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	13,854	19,949
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	13,896,246
Brown & Brown, Inc., 4.95%, 3/17/2052	5,548,000	4,589,907
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	14,961,107
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,201,974
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	16,523,000	16,038,266
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	6,950,000	4,945,027
		$73,531,688
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$8,776,000	$9,200,761
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$16,388,000	$15,691,840
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	5,473,000	5,326,503
		$21,018,343
Major Banks – 7.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$7,070,000	$6,553,116
Bank of America Corp., 3.97% to 3/05/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.07%) to 3/05/2029	8,931,000	8,407,792
Bank of America Corp., 2.496% to 2/13/2030, FLR ((SOFR - 3mo. + 0.26161%) + 0.99%) to 2/13/2031	39,891,000	33,571,733
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	45,881,000	37,012,804
Bank of America Corp., 5.875% to 3/15/2028, FLR ((SOFR - 3mo. + 0.26161%) + 2.931%) to 9/15/2171	13,771,000	13,207,976
Bank of America Corp., 6.1%, 9/17/2171	15,392,000	15,364,816
Bank of America Corp., 6.5% to 10/23/2024, FLR ((SOFR - 3mo. + 0.26161%) + 4.174%) to 4/23/2172	4,140,000	4,146,015
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,700,456
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,527,571
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	13,753,437
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	11,000,000	10,647,938
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	17,390,000	17,503,345
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	16,122,000	15,857,233
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	$23,182,000	$21,088,713
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,118,651
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	13,696,177
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	21,810,374
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	20,802,790
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	9,332,183
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,140,356
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	26,545,597
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.26%) to 7/23/2029	9,246,000	8,767,076
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,404,735
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	23,577,551
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,788,871
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	25,481,323
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,208,301
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	5,819,000	5,783,412
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,027,986
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	15,517,724
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	13,809,000	13,399,399
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,537,010
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	31,083,647
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	23,967,483
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,447,936
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	9,942,664
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	45,462,000	38,467,905
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	17,656,291
		$595,848,387
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.8%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$20,763,579
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	4,432,000	4,149,600
Alcon Finance Corp., 3%, 9/23/2029 (n)	7,500,000	6,646,144
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	7,998,000	6,777,994
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	5,887,922
HCA, Inc., 4.125%, 6/15/2029	10,042,000	9,330,801
HCA, Inc., 4.375%, 3/15/2042	14,385,000	11,493,442
ICON Investments Six DAC, 6%, 5/08/2034 (w)	13,573,000	13,558,884
Marin General Hospital, 7.242%, 8/01/2045	10,530,000	10,890,449
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,386,923
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,139,371
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	22,464,636
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,932,503
Tower Health, 4.451%, 2/01/2050	22,087,000	10,949,056
		$141,371,304
Metals & Mining – 1.2%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$9,446,443
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	14,868,077
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,505,657
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	16,598,753
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,908,000	15,766,977
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	14,340,336
Novelis Corp., 3.875%, 8/15/2031 (n)	12,131,000	10,272,702
		$91,798,945
Midstream – 2.5%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$8,291,000	$6,570,371
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	12,548,829
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,655,558
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,138,550
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,757,035
Energy Transfer LP, 5.75%, 2/15/2033	17,623,000	17,482,139
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,134,425
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,058,499
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	6,858,515
MPLX LP, 4.95%, 3/14/2052	27,389,000	22,891,794
Plains All American Pipeline LP, 3.55%, 12/15/2029	33,187,000	29,852,501
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	5,007,941
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	5,130,882
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,618,133
Targa Resources Corp., 6.125%, 3/15/2033	18,189,000	18,415,396
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	5,626,781
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	$21,420,000	$21,178,331
		$192,925,680
Mortgage-Backed – 21.1%
Fannie Mae, 5.25%, 8/01/2024	$754,152	$750,128
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	19,447,528	18,436,356
Fannie Mae, 2.636%, 12/25/2026	7,820,989	7,310,534
Fannie Mae, 3.95%, 1/01/2027	565,647	547,426
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	27,154,733	24,270,998
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	25,246,451	21,707,904
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,426,297	2,010,066
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	38,596	38,915
Fannie Mae, 3%, 2/25/2033 (i)	1,003,057	79,296
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	3,774,195	3,759,122
Fannie Mae, 5%, 11/01/2033 - 3/01/2042	4,104,942	3,987,435
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,607,227	1,623,661
Fannie Mae, 3.25%, 5/25/2040	290,130	265,287
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	33,451,733	30,710,478
Fannie Mae, 2%, 4/25/2046	612,402	540,441
Fannie Mae, 4%, 7/25/2046 (i)	1,160,671	213,827
Fannie Mae, UMBS, 2%, 7/01/2036 - 10/01/2052	190,538,149	152,178,600
Fannie Mae, UMBS, 2.5%, 7/01/2036 - 8/01/2052	239,660,124	192,817,012
Fannie Mae, UMBS, 3%, 8/01/2036 - 9/01/2052	64,253,541	53,438,152
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	971,263	758,284
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 10/01/2053	32,526,342	31,652,811
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 6/01/2053	11,276,186	9,780,438
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 3/01/2054	13,571,285	12,538,503
Fannie Mae, UMBS, 5%, 8/01/2052 - 5/01/2053	37,499,397	35,568,178
Fannie Mae, UMBS, 6%, 2/01/2053 - 11/01/2053	9,717,858	9,706,890
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 1/01/2054	20,382,373	20,545,272
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,900,467
Freddie Mac, 2.811%, 1/25/2025	6,230,801	6,111,398
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,745,698	3,457,949
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	4,643,144	4,417,046
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,728,058
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,171,060
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	22,228,902	19,064,143
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,788,316
Freddie Mac, 1.219%, 7/25/2029 (i)	12,619,145	578,825
Freddie Mac, 1.266%, 8/25/2029 (i)	22,179,250	1,073,560
Freddie Mac, 1.985%, 4/25/2030 (i)	6,415,004	586,560
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	845,873	842,600
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	483,663	487,460
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	$1,899,509	$1,848,138
Freddie Mac, 5.5%, 2/15/2036 (i)	210,496	37,124
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	17,053,406	15,202,617
Freddie Mac, 4.5%, 12/15/2040 (i)	113,921	9,832
Freddie Mac, 4%, 8/15/2044 (i)	216,843	22,527
Freddie Mac, UMBS, 3%, 11/01/2034 - 3/01/2053	50,968,474	42,394,921
Freddie Mac, UMBS, 2%, 9/01/2036 - 10/01/2052	199,088,135	151,942,783
Freddie Mac, UMBS, 5%, 8/01/2037 - 7/01/2053	5,031,893	4,772,196
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 10/01/2053	64,563,107	51,404,974
Freddie Mac, UMBS, 6.5%, 5/01/2043 - 2/01/2054	1,252,581	1,264,204
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 11/01/2053	9,144,205	7,970,604
Freddie Mac, UMBS, 4.5%, 6/01/2052 - 9/01/2053	11,841,526	10,916,328
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 10/01/2053	37,907,684	36,849,704
Ginnie Mae, 5.5%, 11/15/2032 - 2/20/2053	11,487,103	11,289,770
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	66,262,560	61,984,241
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	514,737	528,840
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	40,384,052	36,657,994
Ginnie Mae, 3.5%, 11/15/2040 - 6/20/2052	44,269,646	39,192,492
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	52,989,251	45,326,958
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	53,184,477	43,640,007
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	27,402,752	21,587,650
Ginnie Mae, 5%, 12/20/2052 - 5/20/2053	61,722,734	59,107,851
Ginnie Mae, 7%, 12/20/2053 - 2/20/2054	1,546,686	1,575,577
Ginnie Mae, TBA, 2%, 5/15/2054	31,150,000	24,507,791
Ginnie Mae, TBA, 3%, 5/15/2054	12,150,000	10,334,647
Ginnie Mae, TBA, 5.5%, 5/15/2054	10,000,000	9,803,233
Ginnie Mae, TBA, 6%, 6/15/2054	9,900,000	9,878,542
Ginnie Mae, TBA, 6.5%, 6/15/2054	8,475,000	8,559,568
UMBS, TBA, 2%, 5/25/2039 - 5/25/2054	10,800,000	8,929,139
UMBS, TBA, 2.5%, 5/25/2039 - 5/25/2054	39,325,000	32,156,694
UMBS, TBA, 3%, 5/25/2039 - 5/25/2054	20,150,000	17,662,656
UMBS, TBA, 5%, 5/25/2039	9,550,000	9,374,764
UMBS, TBA, 3.5%, 5/25/2054	59,475,000	51,257,860
UMBS, TBA, 4%, 5/25/2054	11,550,000	10,329,452
UMBS, TBA, 6%, 5/25/2054	42,150,000	41,758,141
UMBS, TBA, 6.5%, 5/25/2054	20,050,000	20,201,197
		$1,602,724,472
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,130,000	$1,109,466
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	21,079,938
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,463,789
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	9,010,949
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,553,715
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	21,024,000	17,438,424
		$58,656,281
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$16,740,225
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	12,871,372
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	14,705,941
		$44,317,538
Oils – 0.0%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$4,349,000	$4,176,088
Other Banks & Diversified Financials – 1.5%
BPCE S.A., 4.5%, 3/15/2025 (n)	$7,743,000	$7,623,917
Discover Financial Services, 6.7%, 11/29/2032	34,164,000	35,005,689
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	23,323,000	22,593,422
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	52,302,505
		$117,525,533
Pharmaceuticals – 0.2%
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	$18,068,000	$16,455,553
Real Estate - Office – 0.6%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$29,885,000	$22,862,519
Boston Properties LP, REIT, 2.45%, 10/01/2033	27,176,000	19,686,732
		$42,549,251
Retailers – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$25,284,000	$22,223,228
Specialty Stores – 0.2%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,293,000	$14,266,314
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 4.5%, 3/15/2042	$27,147,000	$22,352,530
Rogers Communications, Inc., 4.55%, 3/15/2052	27,147,000	21,471,357
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	15,231,308
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	23,819,646
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	1,996,055
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	5,729,641
		$90,600,537
Tobacco – 1.1%
B.A.T. Capital Corp., 4.906%, 4/02/2030	$2,485,000	$2,379,708
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	24,749,785
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	22,894,702
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	9,865,264
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,327,251
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,181,098
		$81,397,808
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$9,094,000	$9,949,981
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,536,638
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,283,602
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,009,711
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	16,183,841	4,749,957
		$32,529,889
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.18%, 5/01/2024	$5,393	$5,393
Small Business Administration, 5.52%, 6/01/2024	4,820	4,817
Small Business Administration, 5.19%, 7/01/2024	6,091	6,074
Small Business Administration, 4.86%, 10/01/2024	4,116	4,085
Small Business Administration, 4.57%, 6/01/2025	36,084	35,816
Small Business Administration, 4.76%, 9/01/2025	113,976	111,785
Small Business Administration, 5.39%, 12/01/2025	9,696	9,605
Small Business Administration, 5.35%, 2/01/2026	59,380	58,437
Small Business Administration, 3.25%, 11/01/2030	553,252	519,846
Small Business Administration, 2.85%, 9/01/2031	809,903	743,643
Small Business Administration, 2.37%, 8/01/2032	580,753	518,206
Small Business Administration, 2.13%, 1/01/2033	1,092,011	973,928
Small Business Administration, 2.21%, 2/01/2033	273,650	244,372
Small Business Administration, 2.22%, 3/01/2033	874,651	779,464
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.08%, 4/01/2033	$1,719,229	$1,531,836
Small Business Administration, 2.45%, 6/01/2033	2,055,975	1,844,266
Small Business Administration, 3.15%, 7/01/2033	2,351,804	2,162,376
Small Business Administration, 3.16%, 8/01/2033	2,515,830	2,315,063
Small Business Administration, 3.62%, 9/01/2033	1,217,509	1,137,025
		$13,006,037
U.S. Treasury Obligations – 24.7%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$15,910,781
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	44,905,757
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	42,859,864
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	43,259,894
U.S. Treasury Bonds, 4%, 11/15/2042	26,100,000	23,254,488
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	43,988,615
U.S. Treasury Bonds, 4.375%, 8/15/2043	101,800,000	95,071,656
U.S. Treasury Bonds, 4.75%, 11/15/2043	177,950,000	174,557,828
U.S. Treasury Bonds, 4.5%, 2/15/2044	12,600,000	11,962,125
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	20,122,909
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	20,001,977
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	14,582,192
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	22,001,836
U.S. Treasury Bonds, 1.625%, 11/15/2050	132,800,000	69,398,374
U.S. Treasury Notes, 5%, 8/31/2025 (f)	200,000,000	199,484,376
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	109,954,687
U.S. Treasury Notes, 4.375%, 12/15/2026	216,000,000	213,089,063
U.S. Treasury Notes, 4%, 1/15/2027	108,100,000	105,612,856
U.S. Treasury Notes, 4.125%, 2/15/2027	432,000,000	423,360,000
U.S. Treasury Notes, 4.125%, 7/31/2028	50,200,000	48,958,727
U.S. Treasury Notes, 4.875%, 10/31/2028	90,926,000	91,341,560
U.S. Treasury Notes, 3.875%, 8/15/2033	48,000,000	45,060,000
		$1,878,739,565
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$13,723,000	$13,865,989
Calpine Corp., 3.75%, 3/01/2031 (n)	19,925,000	17,233,961
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	28,054,031
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,780,638
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	17,831,056
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,051,041
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	23,811,329
		$114,628,045
Total Bonds (Identified Cost, $8,276,642,404)		$7,552,514,010
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $316,825,641)	316,826,471	$316,826,471

Other Assets, Less Liabilities – (3.4)%		(259,751,667)
Net Assets – 100.0%		$7,609,588,814

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $316,826,471 and $7,552,514,010, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,800,225,419, representing 23.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.631% ((SOFR - 1mo. + 0.11448%) + 2.2%), 11/25/2036	11/12/21	$5,795,000	$5,712,156
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.381% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036	11/12/21	6,825,000	6,656,143
Total Restricted Securities			$12,368,299
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
27

Portfolio of Investments – continued
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 4/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,031	$208,938,594	June – 2024	$(1,988,865)
U.S. Treasury Note 5 yr	Long	USD	2,094	219,330,142	June – 2024	(3,866,631)
U.S. Treasury Ultra Bond 30 yr	Long	USD	2,611	312,177,687	June – 2024	(19,816,937)
U.S. Treasury Ultra Note 10 yr	Long	USD	392	43,205,750	June – 2024	(1,391,825)
						$(27,064,258)
At April 30, 2024, the fund had liquid securities with an aggregate value of $22,402,158 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
28

Financial Statements
Statement of Assets and Liabilities
At 4/30/24
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $8,276,642,404)	$7,552,514,010
Investments in affiliated issuers, at value (identified cost, $316,825,641)	316,826,471
Restricted cash for MBS/TBA	1,300,595
Receivables for
TBA sale commitments	18,559,461
Fund shares sold	12,340,852
Interest and dividends	59,744,733
Receivable from investment adviser	128,272
Other assets	14,427
Total assets	$7,961,428,821
Liabilities
Payable to custodian	$11,945
Payables for
Distributions	2,028,109
Net daily variation margin on open futures contracts	3,963,740
Investments purchased	21,951,383
When-issued investments purchased	34,516,406
TBA purchase commitments	279,210,961
Fund shares reacquired	8,535,329
Payable to affiliates
Administrative services fee	3,368
Shareholder servicing costs	1,272,854
Distribution and service fees	21,672
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	324,227
Total liabilities	$351,840,007
Net assets	$7,609,588,814
Net assets consist of
Paid-in capital	$8,939,601,972
Total distributable earnings (loss)	(1,330,013,158)
Net assets	$7,609,588,814
Shares of beneficial interest outstanding	828,846,582
29

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,274,214,810	247,729,367	$9.18
Class B	1,886,412	205,112	9.20
Class C	29,562,508	3,215,416	9.19
Class I	1,568,577,114	170,876,581	9.18
Class R1	1,271,270	138,248	9.20
Class R2	12,556,139	1,367,725	9.18
Class R3	69,405,842	7,560,872	9.18
Class R4	38,952,350	4,241,578	9.18
Class R6	3,613,162,369	393,511,683	9.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.59 [100 / 95.75 x $9.18]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
30

Financial Statements
Statement of Operations
Year ended 4/30/24
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$333,382,303
Dividends from affiliated issuers	9,885,659
Other	443,096
Total investment income	$343,711,058
Expenses
Management fee	$29,313,809
Distribution and service fees	6,251,343
Shareholder servicing costs	3,973,595
Administrative services fee	617,024
Independent Trustees' compensation	121,915
Custodian fee	267,709
Shareholder communications	384,500
Audit and tax fees	93,790
Legal fees	41,405
Miscellaneous	464,862
Total expenses	$41,529,952
Fees paid indirectly	(23,005)
Reduction of expenses by investment adviser and distributor	(7,796,865)
Net expenses	$33,710,082
Net investment income (loss)	$310,000,976
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(130,188,253)
Affiliated issuers	904
Futures contracts	(46,006,030)
Net realized gain (loss)	$(176,193,379)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(70,670,155)
Affiliated issuers	(40,347)
Futures contracts	(45,967,153)
Net unrealized gain (loss)	$(116,677,655)
Net realized and unrealized gain (loss)	$(292,871,034)
Change in net assets from operations	$17,129,942
See Notes to Financial Statements
31

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/24	4/30/23
Change in net assets
From operations
Net investment income (loss)	$310,000,976	$247,514,499
Net realized gain (loss)	(176,193,379)	(257,618,600)
Net unrealized gain (loss)	(116,677,655)	(65,899,073)
Change in net assets from operations	$17,129,942	$(76,003,174)
Total distributions to shareholders	$(316,262,536)	$(256,707,660)
Change in net assets from fund share transactions	$643,704,354	$(32,328,488)
Total change in net assets	$344,571,760	$(365,039,322)
Net assets
At beginning of period	7,265,017,054	7,630,056,376
At end of period	$7,609,588,814	$7,265,017,054
See Notes to Financial Statements
32

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.08	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.32	$0.20	$0.24	$0.30
Net realized and unrealized gain (loss)	(0.37)	(0.42)	(1.13)	0.27	0.47
Total from investment operations	$0.01	$(0.10)	$(0.93)	$0.51	$0.77
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.33)	$(0.21)	$(0.28)	$(0.31)
From net realized gain	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.39)	$(0.33)	$(0.35)	$(0.32)	$(0.31)
Net asset value, end of period (x)	$9.18	$9.56	$9.99	$11.27	$11.08
Total return (%) (r)(s)(t)(x)	0.09	(0.95)	(8.46)	4.55	7.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.78	0.76	0.77	0.79
Expenses after expense reductions (f)	0.60	0.60	0.60	0.62	0.67
Net investment income (loss)	4.07	3.30	1.84	2.07	2.69
Portfolio turnover	76	97	185	188	144
Net assets at end of period (000 omitted)	$2,274,215	$2,262,535	$2,426,564	$2,969,273	$2,458,183
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions) (e)	44	—	—	—	—
See Notes to Financial Statements
33

Financial Highlights – continued
Class B	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.58	$10.01	$11.29	$11.10	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.24	$0.12	$0.15	$0.22
Net realized and unrealized gain (loss)	(0.37)	(0.41)	(1.13)	0.27	0.47
Total from investment operations	$(0.06)	$(0.17)	$(1.01)	$0.42	$0.69
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.26)	$(0.13)	$(0.19)	$(0.23)
From net realized gain	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.32)	$(0.26)	$(0.27)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$9.20	$9.58	$10.01	$11.29	$11.10
Total return (%) (r)(s)(t)(x)	(0.66)	(1.68)	(9.13)	3.77	6.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.51	1.52	1.54
Expenses after expense reductions (f)	1.35	1.35	1.35	1.37	1.42
Net investment income (loss)	3.31	2.52	1.09	1.35	1.97
Portfolio turnover	76	97	185	188	144
Net assets at end of period (000 omitted)	$1,886	$3,384	$4,618	$6,865	$9,963
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions) (e)	44	—	—	—	—
See Notes to Financial Statements
34

Financial Highlights – continued
Class C	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.57	$10.01	$11.28	$11.10	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.23	$0.11	$0.14	$0.20
Net realized and unrealized gain (loss)	(0.37)	(0.42)	(1.12)	0.26	0.48
Total from investment operations	$(0.07)	$(0.19)	$(1.01)	$0.40	$0.68
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.25)	$(0.12)	$(0.18)	$(0.22)
From net realized gain	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.31)	$(0.25)	$(0.26)	$(0.22)	$(0.22)
Net asset value, end of period (x)	$9.19	$9.57	$10.01	$11.28	$11.10
Total return (%) (r)(s)(t)(x)	(0.76)	(1.88)	(9.14)	3.57	6.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.51	1.52	1.55
Expenses after expense reductions (f)	1.45	1.45	1.45	1.47	1.52
Net investment income (loss)	3.21	2.39	0.99	1.25	1.85
Portfolio turnover	76	97	185	188	144
Net assets at end of period (000 omitted)	$29,563	$36,253	$56,980	$77,610	$99,437
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions) (e)	44	—	—	—	—
See Notes to Financial Statements
35

Financial Highlights – continued
Class I	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.09	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.33	$0.22	$0.25	$0.31
Net realized and unrealized gain (loss)	(0.37)	(0.42)	(1.13)	0.26	0.49
Total from investment operations	$0.02	$(0.09)	$(0.91)	$0.51	$0.80
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.23)	$(0.29)	$(0.33)
From net realized gain	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.40)	$(0.34)	$(0.37)	$(0.33)	$(0.33)
Net asset value, end of period (x)	$9.18	$9.56	$9.99	$11.27	$11.09
Total return (%) (r)(s)(t)(x)	0.24	(0.80)	(8.32)	4.61	7.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.53	0.51	0.52	0.54
Expenses after expense reductions (f)	0.45	0.45	0.45	0.47	0.52
Net investment income (loss)	4.21	3.43	1.99	2.22	2.84
Portfolio turnover	76	97	185	188	144
Net assets at end of period (000 omitted)	$1,568,577	$1,361,313	$1,617,089	$1,651,206	$1,513,495
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions) (e)	44	—	—	—	—
See Notes to Financial Statements
36

Financial Highlights – continued
Class R1	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.57	$10.01	$11.28	$11.10	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.23	$0.11	$0.14	$0.20
Net realized and unrealized gain (loss)	(0.36)	(0.42)	(1.12)	0.26	0.48
Total from investment operations	$(0.06)	$(0.19)	$(1.01)	$0.40	$0.68
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.25)	$(0.12)	$(0.18)	$(0.22)
From net realized gain	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.31)	$(0.25)	$(0.26)	$(0.22)	$(0.22)
Net asset value, end of period (x)	$9.20	$9.57	$10.01	$11.28	$11.10
Total return (%) (r)(s)(t)(x)	(0.65)	(1.88)	(9.14)	3.57	6.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.51	1.52	1.54
Expenses after expense reductions (f)	1.45	1.45	1.45	1.47	1.52
Net investment income (loss)	3.22	2.45	0.99	1.22	1.87
Portfolio turnover	76	97	185	188	144
Net assets at end of period (000 omitted)	$1,271	$1,279	$1,641	$1,812	$1,656
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions) (e)	44	—	—	—	—
See Notes to Financial Statements
37

Financial Highlights – continued
Class R2	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.08	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.28	$0.16	$0.20	$0.26
Net realized and unrealized gain (loss)	(0.38)	(0.42)	(1.13)	0.27	0.47
Total from investment operations	$(0.03)	$(0.14)	$(0.97)	$0.47	$0.73
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.29)	$(0.17)	$(0.24)	$(0.27)
From net realized gain	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.35)	$(0.29)	$(0.31)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$9.18	$9.56	$9.99	$11.27	$11.08
Total return (%) (r)(s)(t)(x)	(0.27)	(1.29)	(8.79)	4.19	6.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.03	1.01	1.02	1.04
Expenses after expense reductions (f)	0.95	0.95	0.95	0.97	1.02
Net investment income (loss)	3.72	2.94	1.49	1.74	2.36
Portfolio turnover	76	97	185	188	144
Net assets at end of period (000 omitted)	$12,556	$14,215	$16,565	$25,398	$27,083
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions) (e)	44	—	—	—	—
See Notes to Financial Statements
38

Financial Highlights – continued
Class R3	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.08	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.31	$0.19	$0.23	$0.29
Net realized and unrealized gain (loss)	(0.37)	(0.42)	(1.13)	0.26	0.47
Total from investment operations	$0.00(w)	$(0.11)	$(0.94)	$0.49	$0.76
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.32)	$(0.20)	$(0.26)	$(0.30)
From net realized gain	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.38)	$(0.32)	$(0.34)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$9.18	$9.56	$9.99	$11.27	$11.08
Total return (%) (r)(s)(t)(x)	(0.02)	(1.04)	(8.55)	4.44	7.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.78	0.76	0.77	0.79
Expenses after expense reductions (f)	0.70	0.70	0.70	0.72	0.77
Net investment income (loss)	3.97	3.19	1.75	1.98	2.60
Portfolio turnover	76	97	185	188	144
Net assets at end of period (000 omitted)	$69,406	$68,213	$79,389	$57,652	$54,433
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions) (e)	44	—	—	—	—
See Notes to Financial Statements
39

Financial Highlights – continued
Class R4	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.09	$10.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.33	$0.22	$0.26	$0.31
Net realized and unrealized gain (loss)	(0.37)	(0.42)	(1.13)	0.25	0.48
Total from investment operations	$0.02	$(0.09)	$(0.91)	$0.51	$0.79
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.23)	$(0.29)	$(0.33)
From net realized gain	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.40)	$(0.34)	$(0.37)	$(0.33)	$(0.33)
Net asset value, end of period (x)	$9.18	$9.56	$9.99	$11.27	$11.09
Total return (%) (r)(s)(t)(x)	0.24	(0.80)	(8.32)	4.61	7.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.53	0.51	0.52	0.54
Expenses after expense reductions (f)	0.45	0.45	0.45	0.47	0.52
Net investment income (loss)	4.22	3.45	1.98	2.23	2.85
Portfolio turnover	76	97	185	188	144
Net assets at end of period (000 omitted)	$38,952	$47,748	$50,056	$127,449	$131,629
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions) (e)	44	—	—	—	—
See Notes to Financial Statements
40

Financial Highlights – continued
Class R6	Year ended
	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$9.56	$9.99	$11.27	$11.09	$10.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.34	$0.23	$0.26	$0.32
Net realized and unrealized gain (loss)	(0.37)	(0.42)	(1.13)	0.26	0.49
Total from investment operations	$0.03	$(0.08)	$(0.90)	$0.52	$0.81
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.35)	$(0.24)	$(0.30)	$(0.34)
From net realized gain	—	—	(0.14)	(0.04)	—
Total distributions declared to shareholders	$(0.41)	$(0.35)	$(0.38)	$(0.34)	$(0.34)
Net asset value, end of period (x)	$9.18	$9.56	$9.99	$11.27	$11.09
Total return (%) (r)(s)(t)(x)	0.33	(0.70)	(8.23)	4.71	7.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	0.43	0.42	0.43	0.45
Expenses after expense reductions (f)	0.35	0.35	0.35	0.37	0.42
Net investment income (loss)	4.31	3.56	2.09	2.31	2.95
Portfolio turnover	76	97	185	188	144
Net assets at end of period (000 omitted)	$3,613,162	$3,470,078	$3,359,986	$3,320,149	$2,535,200
Supplemental Ratios (%):
Portfolio turnover (excluding TBA transactions) (e)	44	—	—	—	—

(d)	Per share data is based on average shares outstanding.
(e)	Beginning with the period ending April 30, 2024, portfolio turnover rates excluding TBA transactions are being added as supplemental data. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
41

Notes to Financial Statements
(1) Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service.
42

Notes to Financial Statements  - continued
Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2024 in valuing the fund's assets and liabilities:
43

Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,891,745,602	$—	$1,891,745,602
Non - U.S. Sovereign Debt	—	9,200,761	—	9,200,761
Municipal Bonds	—	58,656,281	—	58,656,281
U.S. Corporate Bonds	—	1,904,748,647	—	1,904,748,647
Residential Mortgage-Backed Securities	—	1,631,086,403	—	1,631,086,403
Commercial Mortgage-Backed Securities	—	468,356,981	—	468,356,981
Asset-Backed Securities (including CDOs)	—	841,528,030	—	841,528,030
Foreign Bonds	—	747,191,305	—	747,191,305
Mutual Funds	316,826,471	—	—	316,826,471
Total	$316,826,471	$7,552,514,010	$—	$7,869,340,481
Other Financial Instruments
Futures Contracts – Liabilities	$(27,064,258)	$—	$—	$(27,064,258)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the
44

Notes to Financial Statements  - continued
exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(27,064,258)
(a)  Values presented in this table for futures contracts  correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(46,006,030)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(45,967,153)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements.
45

Notes to Financial Statements  - continued
For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
46

Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities
47

Notes to Financial Statements  - continued
equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
48

Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/24	Year ended 4/30/23
Ordinary income (including any short-term capital gains)	$316,262,536	$256,707,660
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/24
Cost of investments	$8,586,590,431
Gross appreciation	8,840,273
Gross depreciation	(753,154,481)
Net unrealized appreciation (depreciation)	$(744,314,208)
Undistributed ordinary income	19,300,373
Capital loss carryforwards	(578,497,683)
Other temporary differences	(26,501,640)
Total distributable earnings (loss)	$(1,330,013,158)
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(218,523,398)
Long-Term	(359,974,285)
Total	$(578,497,683)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to
49

Notes to Financial Statements  - continued
Class A shares approximately eight years after purchase. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/24	Year ended 4/30/23
Class A	$93,459,417	$76,994,684
Class B	91,659	102,093
Class C	1,095,555	1,110,083
Class I	60,982,122	49,337,422
Class R1	42,374	39,755
Class R2	494,468	450,171
Class R3	2,770,638	2,414,237
Class R4	1,906,787	1,651,815
Class R6	155,419,516	124,584,443
Class 529A	—	22,957
Total	$316,262,536	$256,707,660
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. For the year ended April 30, 2024, this management fee reduction amounted to $2,504,557, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2025. For the year ended April 30, 2024, this management fee reduction amounted to $944,212, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and
50

Notes to Financial Statements  - continued
closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. For the year ended April 30, 2024, this reduction amounted to $2,088,697, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $84,702 for the year ended April 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 5,641,777
Class B	0.75%	0.25%	1.00%	0.90%	27,066
Class C	0.75%	0.25%	1.00%	1.00%	332,890
Class R1	0.75%	0.25%	1.00%	1.00%	12,872
Class R2	0.25%	0.25%	0.50%	0.50%	65,331
Class R3	—	0.25%	0.25%	0.25%	171,407
Total Distribution and Service Fees					$6,251,343
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2024 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2024, this waiver amounted to $2,256,689 and $2,710 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2024. MFD has voluntarily agreed to rebate a portion of each class's 0.25%
51

Notes to Financial Statements  - continued
service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended April 30, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2024, were as follows:
Amount
Class A	$46,292
Class B	3,335
Class C	1,200
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2024, the fee was $139,471, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,834,124.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2024 was equivalent to an annual effective rate of 0.0084% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
52

Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended April 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$5,648,445,768	$4,665,692,968
Non-U.S. Government securities	522,919,064	866,229,028
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	47,926,461	$446,713,776	38,371,112	$366,154,901
Class B	16,186	150,087	22,149	212,937
Class C	768,395	7,146,301	521,787	4,979,279
Class I	73,358,649	680,994,863	49,057,393	467,962,206
Class R1	29,490	275,307	37,300	358,591
Class R2	295,610	2,756,984	215,398	2,044,916
Class R3	1,722,112	16,053,693	1,176,955	11,159,362
Class R4	1,149,026	10,689,291	1,088,193	10,449,010
Class R6	77,349,777	720,656,317	83,961,736	812,220,667
Class 529A	—	—	7,712	77,520
	202,615,706	$1,885,436,619	174,459,735	$1,675,619,389
Shares issued to shareholders in reinvestment of distributions
Class A	9,712,167	$90,373,190	7,851,823	$74,606,189
Class B	9,524	88,752	10,090	95,981
Class C	105,892	986,567	107,287	1,020,698
Class I	4,912,455	45,722,558	3,941,146	37,468,599
Class R1	4,543	42,331	4,139	39,319
Class R2	52,849	491,848	47,091	447,239
Class R3	297,560	2,769,096	254,036	2,413,408
Class R4	141,752	1,319,025	114,989	1,093,306
Class R6	16,294,916	151,653,413	12,860,230	122,213,742
	31,531,658	$293,446,780	25,190,831	$239,398,481
53

Notes to Financial Statements  - continued
	Year ended 4/30/24		Year ended 4/30/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(46,587,620)	$(433,136,904)	(52,414,770)	$(501,220,877)
Class B	(173,948)	(1,618,241)	(140,333)	(1,342,556)
Class C	(1,445,668)	(13,468,926)	(2,537,355)	(23,948,385)
Class I	(49,796,134)	(463,548,761)	(72,440,483)	(693,213,713)
Class R1	(29,338)	(270,552)	(71,920)	(688,358)
Class R2	(467,845)	(4,360,414)	(433,589)	(4,147,392)
Class R3	(1,594,924)	(14,906,940)	(2,241,302)	(21,433,297)
Class R4	(2,042,373)	(19,127,337)	(1,218,379)	(11,695,888)
Class R6	(63,069,035)	(584,740,970)	(70,117,118)	(672,519,231)
Class 529A	—	—	(1,725,772)	(17,136,661)
	(165,206,885)	$(1,535,179,045)	(203,341,021)	$(1,947,346,358)
Net change
Class A	11,051,008	$103,950,062	(6,191,835)	$(60,459,787)
Class B	(148,238)	(1,379,402)	(108,094)	(1,033,638)
Class C	(571,381)	(5,336,058)	(1,908,281)	(17,948,408)
Class I	28,474,970	263,168,660	(19,441,944)	(187,782,908)
Class R1	4,695	47,086	(30,481)	(290,448)
Class R2	(119,386)	(1,111,582)	(171,100)	(1,655,237)
Class R3	424,748	3,915,849	(810,311)	(7,860,527)
Class R4	(751,595)	(7,119,021)	(15,197)	(153,572)
Class R6	30,575,658	287,568,760	26,704,848	261,915,178
Class 529A	—	—	(1,718,060)	(17,059,141)
	68,940,479	$643,704,354	(3,690,455)	$(32,328,488)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 7%, 7%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
54

Notes to Financial Statements  - continued
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2024, the fund’s commitment fee and interest expense were $41,542 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$205,498,014	$1,752,651,286	$1,641,283,386	$904	$(40,347)	$316,826,471

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,885,659	$—
(8) LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31,
55

Notes to Financial Statements  - continued
2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
56

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of
 MFS Total Return Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
57

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 20, 2024
We have served as the auditor of one or more of the MFS investment companies since 1924.
58

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2024, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 57)	Trustee	January 2021	135	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 69)	Trustee and Chair of Trustees	January 2009	135	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	135	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	135	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 69)	Trustee	January 2009	135	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	135	Private investor	N/A
James W. Kilman, Jr. (age 63)	Trustee	January 2019	135	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
59

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 68)	Trustee	March 2017	135	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 68)	Trustee	May 2014	135	Private investor	N/A
Laurie J. Thomsen (age 66)	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
William T. Allen (k) (age 57)	Deputy Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Brian Balasco (k) (age 46)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
Christopher R. Bohane (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Deputy General Counsel
James L. Byrne (k) (age 48)	Assistant Treasurer	April 2024	135	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 57)	Deputy Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 55)	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 56)	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 51)	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
60

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 47)	Chief Compliance Officer	March 2022	135	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022)
Amanda S. Mooradian (k) (age 45)	Assistant Secretary and Assistant Clerk	September 2018	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira (k) (age 53)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 53)	Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 49)	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2022	135	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Mr. DiLorenzo served as Treasurer and of the Funds. From September 2012 through March 2024, Ms. Phillips served as Assistant Treasurer of the Funds. From April 2017 through March 2024, Mr. Clark served as Assistant Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.  Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019.  The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board's retirement policy, an Independent Trustee
61

Trustees and Officers - continued
shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Caroselli, Jones and Otis are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Alexander Mackey Joshua Marston
62

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2024 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2023 to December 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
63

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Shareholder Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
64

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
65

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
66

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2024 and 2023, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2024	2023
MFS Corporate Bond Fund	68,800	71,716
MFS Limited Maturity Fund	65,648	65,648
MFS Municipal Limited Maturity Fund	58,167	56,120
MFS Total Return Bond Fund	82,847	79,920
Total	275,462	273,404

For the fiscal years ended April 30, 2024 and 2023, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Corporate Bond Fund	0	0	0	0	0	0
To MFS Limited Maturity Fund	0	0	0	0	0	0
To MFS Municipal Limited	0	0	0	0	0	0
Maturity Fund
To MFS Total Return Bond Fund	0	0	0	0	0	0
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related	0	0	0	0	0	3,790
Entities of MFS Corporate Bond Fund*
To MFS and MFS Related Entities	0	0	0	0	0	3,790
of MFS Limited Maturity Fund*
To MFS and MFS Related Entities of	0	0	0	0	0	3,790
MFS Municipal Limited Maturity Fund*
To MFS and MFS Related Entities	0	0	0	0	0	3,790
of MFS Total Return Bond Fund*

Fees billed by Deloitte:			Aggregate Fees for Non-audit Services
				2024		2023
To MFS Corporate Bond Fund, MFS and MFS Related				0		3,790
Entities#
To MFS Limited Maturity Fund, MFS and MFS				0		3,790
Related Entities#
To MFS Municipal Limited Maturity Fund, MFS and				0		3,790
MFS Related Entities#
To MFS Total Return Bond Fund, MFS and MFS				0		3,790
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM 14. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 20, 2024

* Print name and title of each signing officer under his or her signature.